DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.5%
6,165,870	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	5,577,954
7,000,000	Applebee’s Funding LLC, Series 2019-1A-A2I	4.19%	^	06/07/2049	6,213,060
3,833,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	3,849,620
5,222,828	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	4,735,664
3,806,231	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	3,437,803
4,054,458	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	3,772,215
6,851,593	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	6,041,550
4,050,672	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,059,135
10,018,583	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	10,178,408
7,590,308	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	7,631,113
2,788,665	CLUB Credit Trust, Series 2018-P3-A	3.82%	^	01/15/2026	2,809,860
8,990,801	College Ave Student Loans LLC, Series 2018-A-A1 (1 Month LIBOR USD + 1.20%)	1.38%	^	12/26/2047	8,772,954
1,488,750	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	1,545,548
5,300,000	Element Rail Leasing LLC, Series 2014-1A-A2	3.67%	^	04/19/2044	5,347,174
4,250,849	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	3,623,858
14,113,800	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	14,210,683
5,250,000	GLS Auto Receivables Trust, Series 2018-2A-B	3.71%	^	03/15/2023	5,309,282
7,694,847	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	6,926,139
8,604,822	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	8,448,692
3,564,187	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	3,729,555
13,728,869	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43%	^	11/15/2039	11,911,153
4,862,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	4,466,147
2,707,368	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	2,345,104
16,541,146	MACH 1 Cayman Ltd., Series 2019-1-A	3.47%	^	10/15/2039	13,966,881
1,896,249	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	1,922,370
3,000,000	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28%	^	09/20/2040	2,725,833
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	7,639,563
8,960,244	NP SPE LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	9,389,697
5,000,000	NP SPE LLC, Series 2019-1A-A2	3.24%	^	09/20/2049	5,007,986
4,681,707	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	4,041,886
19,900,100	Primose Funding LLC, Series 2019-1A-A2	4.48%	^	07/30/2049	20,130,149
4,941,667	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23%	^	03/15/2040	4,095,896
6,000,000	SBA Tower Trust	3.17%	^	04/11/2022	6,065,936
2,487,516	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88%	^	10/25/2049	2,517,071
5,215,565	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	4,637,341
70,372	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	70,586
180,010	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	180,672
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	505,942
74,849	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	75,062
2,335,876	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	2,359,848
2,265,501	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	2,279,781
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	5,220,166
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	1,559,271
331,795	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	339,714
3,000,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08%	^	10/25/2044	2,952,295
2,638,613	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	2,341,941
3,633,252	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,291,643
7,331,669	Start Ltd., Series 2019-2-A	3.54%	^	11/15/2044	6,049,433
4,727,499	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	4,727,092
5,494,842	Sunnova Sol LLC, Series 2020-1A-A	3.35%	^	02/01/2055	5,391,702
4,942,879	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61%	^	02/01/2055	5,007,210
226,667	Textainer Marine Containers Ltd., Series 2019-1A-A	3.96%	^	04/20/2044	231,026
3,216,505	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/27/2048	3,286,465
12,696,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	13,081,021
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	5,120,423
2,500,000	VB-S1 Issuer LLC, Series 2020-1A-C2	3.03%	^	06/15/2050	2,547,298
12,902,818	Wave LLC, Series 2019-1-A	3.60%	^	09/15/2044	11,707,991

Total Asset Backed Obligations (Cost $308,803,351)					295,409,862

Bank Loans - 3.5%
3,016,512	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/19/2026	2,866,064
1,296,935	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.92%		02/27/2025	1,238,845
1,575,401	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		10/13/2025	1,507,131
1,933,370	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/16/2027	1,833,802
521,818	Advanced Drainage Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		07/31/2026	509,425
2,724,231	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		01/05/2026	2,642,504
1,661,981	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/28/2022	1,604,236
1,565,325	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	1,298,891
1,785,525	Aldevron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/13/2026	1,765,438
2,262,923	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	5.07%		08/01/2025	2,178,063
2,506,249	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		04/04/2024	2,429,759
1,763,676	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		05/09/2025	1,685,413
2,706,400	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		07/10/2026	2,634,599
2,341,906	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	2,058,219
680,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	592,732
2,157,502	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		07/31/2024	2,042,216
330,000	Amentum Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		02/01/2027	324,911
335,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/29/2027	257,280
697,806	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		12/15/2023	565,806
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
805,176	(1 Month LIBOR USD + 7.50%, 1.00% Floor, PIK 8.00%)	8.50%		09/02/2024	538,317
99,516	(3 Month LIBOR USD + 7.50%, 1.00% Floor, PIK 8.00%)	8.50%		09/02/2024	66,534
2,725,303	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.70%		09/19/2024	2,657,783
1,645,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/11/2025	1,562,577
728,175	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/15/2027	688,923
653,175	Arctic Glacier, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	555,813
2,527,407	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	2,424,479
2,545,967	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/12/2027	2,442,537
3,176,009	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		11/03/2023	3,081,713
1,575,095	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		08/04/2025	1,571,157
1,291,315	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	5.31%		02/11/2026	1,255,804
1,498,152	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		02/27/2026	1,318,373
726,708	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/21/2024	709,903
1,890,927	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		12/16/2024	1,751,944
1,288,372	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.26%		07/24/2026	1,249,721
1,743,397	Bass Pro Group LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 0.75% Floor)	6.07%		09/25/2024	1,684,244
1,340,000	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.94%		11/27/2025	1,299,244
1,018,632	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		06/02/2025	992,916
882,375	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/21/2024	880,032
235,867	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		10/03/2022	230,573
2,311,650	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		07/01/2026	2,216,445
1,631,101	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		02/02/2024	1,582,021
1,878,947	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		06/16/2025	1,739,585
1,641,858	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		09/30/2024	1,577,554
1,852,760	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/02/2025	1,760,020
	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan
929,263	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.29%		06/21/2024	854,146
806,530	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.64%		06/21/2024	741,335
17,533	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	16,116
1,653,525	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		05/21/2025	1,136,807
1,134,441	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.57%		06/28/2024	504,832
1,171,597	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/01/2025	1,134,984
1,835,400	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.92%		11/02/2026	1,764,278
1,020,000	Caesars Resort, First Lien Term Loan	4.68%	±	06/19/2025	961,829
2,585,115	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		12/23/2024	2,308,430
218,350	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		08/12/2026	210,532
3,213,769	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		04/06/2026	3,107,988
2,513,078	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		10/30/2026	2,440,437
2,326,284	Capri Acquisitions BidCo Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.76%		11/01/2024	2,239,048
1,360,000	Carnival Corporation, First Lien Term Loan	8.50%	±	06/30/2025	1,315,800
2,200,406	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	4.06%		01/29/2027	2,018,873
958,242	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		05/18/2026	951,458
1,761,427	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	1,435,563
2,572,761	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/15/2027	2,434,655
2,525,512	CEOC LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		10/04/2024	2,517,228
	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan
569,100	(3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	548,587
2,140,900	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	2,063,731
966,599	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		05/16/2024	929,385
2,529,932	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		06/07/2023	2,445,913
2,295,208	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		03/31/2025	2,191,923
800,734	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	793,295
317,600	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.26%		08/21/2026	289,651
1,008,817	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.06%		09/18/2024	860,809
2,132,158	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	2,048,652
668,000	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	630,846
825,000	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.56%		05/13/2027	806,437
1,700,000	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.35%		04/22/2027	1,675,571
762,333	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.39%		06/02/2025	437,629
1,173,058	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		07/17/2025	1,113,854
523,375	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/15/2026	497,442
1,432,809	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		04/15/2027	1,364,622
1,351,971	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 1.00% Floor)	7.25%		01/04/2022	1,302,401
2,557,480	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		11/29/2024	2,218,614
486,188	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		03/17/2025	473,121
1,329,018	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	1,021,543
194,025	Dealer Tire LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.42%		12/12/2025	185,940
1,855,000	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	1,807,855
3,029,552	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	2.75%		09/19/2025	2,957,464
2,280,671	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		06/06/2025	2,044,052
2,131,094	Diamond B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.76%		09/06/2024	1,967,714
357,300	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		08/24/2026	292,539
702,412	Digicel International Finance Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.25%		05/27/2024	593,889
1,251,863	DigiCert Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		10/16/2026	1,214,826
2,729,107	Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		02/06/2026	2,665,997
629,821	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		04/06/2026	542,433
338,613	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.95%		04/06/2026	291,631
530,450	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		08/22/2025	518,955
2,734,990	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		05/01/2026	2,594,398
2,159,982	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.89%		11/15/2024	2,054,727
824,627	EG America LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	5.07%		02/06/2025	776,526
2,540,000	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan	1.94%	±	02/04/2027	2,428,875
1,524,398	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		10/10/2025	1,013,725
978,996	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		03/08/2024	763,529
846,618	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		09/18/2026	806,344
1,870,051	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	1,834,202
322,947	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		11/29/2024	314,066
1,899,525	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		03/31/2025	1,814,046
4,576,145	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		10/01/2025	4,476,614
820,000	Flex Acquisition Company Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.43%		12/29/2023	785,880
835,000	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.68%		06/30/2025	788,900
1,983,183	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		08/01/2024	1,603,900
1,306,687	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/26/2025	1,277,594
607,576	Foresight Energy LLC, First Lien Term Loan	9.50%	±	06/30/2027	607,576
31,926	Foresight Energy LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor)	12.00%		09/04/2020	28,733
271,862	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor)	12.00%		09/04/2020	244,676
2,132,718	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.36%	Ω	03/28/2022	170,617
1,580,925	Forest City Enterprises L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		12/08/2025	1,486,069
2,378,258	Formula One Management Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	2,272,734
1,163,256	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	1,134,174
2,647,425	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/29/2027	2,496,866
655,802	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		08/18/2025	638,312
799,575	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.39%		05/02/2025	496,536
2,195,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.93%		10/30/2026	2,160,977
553,613	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	529,049
492,468	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/01/2024	475,796
535,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%	Ω	03/01/2024	6,687
1,157,100	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	2.31%		12/30/2026	1,117,226
2,720,067	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/01/2023	2,627,789
2,742,139	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		07/02/2025	2,666,730
1,385,853	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,240,338
1,789,369	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/15/2024	1,728,977
2,760,397	GOBP Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.74%		10/22/2025	2,663,783
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
1,335,256	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	1,071,543
1,137,441	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	912,796
1,627,568	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		10/10/2025	1,557,379
1,425,184	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	1,392,526
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
798,937	(6 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	703,065
163,638	(3 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	144,001
2,420,332	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.67%		01/02/2026	2,350,905
54,725	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.00%)	2.11%		11/15/2027	52,841
990,177	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		06/02/2025	736,964
	Gulf Finance LLC, Senior Secured First Lien Term Loan
592,679	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	387,710
967,002	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	632,579
799,899	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		08/18/2023	772,238
482,050	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		08/05/2024	465,781
1,805,925	HC Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		08/06/2026	1,759,269
663,188	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		10/17/2023	644,950
772,200	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.94%		07/01/2026	754,825
2,119,515	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.87%		05/23/2025	2,025,239
2,133,995	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		06/22/2026	2,021,192
828,658	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		07/21/2025	771,688
2,279,252	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		07/01/2024	2,222,088
488,254	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	484,184
440,213	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	425,355
1,121,375	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		05/01/2026	1,038,208
1,500,000	Illuminate Buyer LLC, Senior Secured First Lien Term Loan	4.18%	±	06/16/2027	1,480,125
1,790,513	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		02/25/2027	1,719,787
411,928	Intelsat Jackson Holdings S.A. (3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%	&	07/14/2021	419,266
2,739,533	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	2,737,396
1,756,490	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.07%		11/21/2024	1,698,148
1,816,975	IQVIA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/17/2025	1,763,610
2,644,671	IRB Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	2,451,518
1,775,343	IRI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.61%		12/01/2025	1,691,014
2,565,317	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/02/2026	2,466,322
1,835,131	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		08/18/2022	1,816,780
2,453,938	JBS USA Lux S.A., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.00%)	3.07%		05/01/2026	2,356,467
325,084	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	203,178
580,353	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.50%		09/21/2026	552,061
969,998	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		02/05/2027	953,430
1,422,850	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,156,066
1,243,886	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	1,200,350
1,188,810	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	1,119,181
2,261,199	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/15/2023	2,160,722
2,279,727	Kronos, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		11/01/2023	2,278,119
499,245	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	473,749
1,886,732	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/10/2022	1,687,455
2,523,714	Lineage Logistics LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/27/2025	2,451,158
443,572	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/24/2025	421,395
1,564,445	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		05/22/2026	1,400,178
1,624,243	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	1,362,334
992,475	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		08/29/2025	938,976
1,853,519	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.56%		03/20/2025	1,678,019
553,890	McDermott International, Inc., Senior Secured First Lien Term Loan (Prime Rate + 4.00%, 1.00% Floor)	7.25%	Ω	05/12/2025	203,211
1,097,027	MED ParentCo LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.61%		08/31/2026	999,864
274,888	MED ParentCo LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.61%	&	08/31/2026	250,541
641,241	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.81%		03/02/2026	613,639
1,085,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan	6.25%	±	06/25/2027	1,078,333
2,282,875	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.18%		03/27/2026	2,121,168
1,601,161	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.38%		05/14/2026	1,451,300
1,479,948	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		11/29/2024	1,387,607
335,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		12/01/2025	299,825
811,959	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/28/2025	670,378
444,109	Motion Finco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.32%		11/12/2026	404,140
58,369	Motion Finco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.32%		11/12/2026	53,115
1,372,840	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	1,309,154
767,010	Nascar Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		10/19/2026	736,878
535,950	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		08/28/2026	519,871
2,643,645	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.92%		09/18/2026	2,524,218
2,268,863	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		08/14/2026	2,190,667
530,988	ON Semiconductor Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		09/18/2026	511,575
394,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		10/24/2025	368,390
1,315,000	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/18/2025	1,293,960
2,209,428	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		04/30/2026	2,112,766
2,619,628	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		09/27/2024	2,491,109
157,844	Pathway Vet Alliance, First Lien Delayed-Draw Term Loan	4.17%	±	03/31/2027	153,700
1,942,156	Pathway Vet Alliance, First Lien Term Loan	4.18%	±	03/31/2027	1,891,175
500,613	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		05/29/2026	478,321
1,286,153	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	1,206,302
2,263,744	PetSmart, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		03/11/2022	2,240,076
492,481	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	443,233
1,339,039	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		07/24/2026	1,304,492
806,307	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.94%		04/12/2025	770,781
1,701,949	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/06/2024	1,637,598
959,380	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	920,103
661,586	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.20%		03/11/2026	603,214
1,616,875	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		07/31/2026	1,566,008
285,000	Presidio Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.27%		01/22/2027	275,916
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan			09/23/2026
716,328	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	690,587
327,464	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	315,697
327,464	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	315,697
675,395	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	651,125
969,020	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		03/07/2025	912,245
2,098,041	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.38%		04/26/2024	2,028,103
492,525	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/12/2027	432,191
2,278,531	Radiate Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		02/01/2024	2,182,127
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,055,015	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	985,690
1,238,496	(3 Month LIBOR USD + 4.25%)	5.99%		07/09/2025	1,157,115
2,168,370	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		11/14/2025	2,039,276
2,074,232	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.01%		05/30/2025	2,006,094
282,896	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		08/31/2020	260,972
1,629,122	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	1,171,835
628,425	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/04/2027	607,326
	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan
484,346	(1 Month LIBOR USD + 2.75%)	2.93%		02/06/2023	463,970
1,621,506	(1 Month LIBOR USD + 2.75%)	2.92%		02/06/2023	1,553,289
870,625	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	850,675
723,012	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	702,225
1,625,250	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	2.05%		10/31/2025	1,581,580
791,667	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/12/2027	773,854
	Scientific Games International, Inc., Senior Secured First Lien Term Loan			08/14/2024
1,513,001	(6 Month LIBOR USD + 2.75%)	3.61%		08/14/2024	1,345,058
378,250	(1 Month LIBOR USD + 2.75%)	2.93%		08/14/2024	336,264
1,473,162	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	1,231,622
1,758,946	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/31/2025	1,665,977
2,540,000	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		03/06/2025	2,426,767
502,475	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/05/2026	490,496
2,564,689	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		08/01/2025	2,468,513
2,550,725	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		09/30/2026	2,442,319
595,443	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	5.32%		06/13/2025	558,228
937,044	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		04/17/2026	866,297
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)
416,496	(1 Month LIBOR USD + 2.50%)	2.68%		01/23/2025	369,640
1,019,697	(3 Month LIBOR USD + 2.50%)	3.52%		01/23/2025	904,982
2,731,663	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		02/05/2024	2,658,372
1,489,135	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.36%		06/26/2025	1,436,397
80,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.86%		06/26/2026	69,981
2,554,839	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		03/03/2023	2,475,881
2,096,313	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	3.56%		09/30/2022	2,051,766
2,503,138	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	2,451,773
2,756,076	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		06/27/2025	2,659,269
748,549	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/30/2022	417,316
1,630,077	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		04/16/2025	1,561,361
973,261	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.69%		04/16/2026	845,000
780,314	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		10/01/2025	735,446
1,116,867	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		07/10/2025	1,112,880
340,000	STG-Fairway Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%)	4.57%		01/29/2027	319,245
457,700	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.32%		10/01/2026	439,870
2,305,000	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.83%		03/05/2027	2,219,796
259,695	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.07%		10/01/2024	245,412
465,705	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%)	7.00%		04/01/2025	378,385
1,137,619	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		05/29/2026	1,097,802
18,726	Tapstone Energy Holdings LLC, Unsecured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	þ	04/17/2024	18,726
809,662	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	625,468
2,440,000	Tech Data Corporation, First Lien Term Loan	3.69%	±	07/01/2030	2,421,700
1,050,000	Tech Data Corporation, First Lien Term Loan	5.69%	±	07/01/2030	1,013,250
1,786,025	Telesat LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		12/07/2026	1,722,773
2,743,346	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		05/01/2024	2,614,752
1,596,975	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.43%		12/17/2026	1,529,104
2,588,771	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		07/21/2025	2,480,767
3,530,000	Thyssenkrupp Elevator, First Lien Term Loan	4.43%	±	06/30/2027	3,459,400
2,564,373	TIBCO Software Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		06/30/2026	2,429,744
155,000	TIBCO Software Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		03/03/2028	150,254
2,086,669	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.36%		03/28/2025	1,917,138
1,911,272	TKC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	1,797,351
1,650,000	T-Mobile USA, Inc., First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		04/01/2027	1,649,249
460,459	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/13/2026	441,752
1,905	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		05/30/2025	1,721
2,532,909	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		12/09/2025	2,292,954
779,038	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		01/25/2024	530,233
735,971	Travelport Finance SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%)	6.07%		05/29/2026	490,926
823,664	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		10/17/2024	788,317
2,087,077	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		04/04/2025	2,012,140
64,332	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		07/13/2023	61,517
2,539,699	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/29/2026	2,435,990
791,615	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		08/13/2026	768,856
1,885,000	Ultimate Software Group, First Lien Term Loan	4.75%	±	05/03/2026	1,866,009
210,000	Ultimate Software Group, Second Lien Term Loan	7.50%	±	05/03/2027	214,069
2,540,766	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		05/04/2026	2,468,151
771,096	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/22/2025	739,342
825,300	United Rentals North America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		10/31/2025	803,896
333,325	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		07/01/2026	320,722
620,550	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.92%		10/31/2025	613,569
444,547	Univision Communications, First Lien Term Loan	4.75%	±	03/24/2026	436,110
678,300	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/20/2026	634,210
2,550,725	US Foods, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.07%		09/14/2026	2,390,246
1,145,397	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/08/2023	1,095,286
926,413	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		08/27/2025	898,504
2,619,021	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		07/02/2025	2,481,391
2,569,644	VICI Properties LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.94%		12/20/2024	2,401,820
596,561	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.94%		07/01/2026	580,532
500,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		01/31/2028	478,812
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)
95,408	(1 Month LIBOR USD + 1.75%)	1.94%		12/31/2025	92,315
406,740	(1 Month LIBOR USD + 1.75%)	1.93%		12/31/2025	393,557
2,294,250	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		02/26/2027	2,222,555
	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)
1,240,715	(6 Month LIBOR USD + 3.00%)	4.07%		02/05/2026	1,181,780
185,394	(3 Month LIBOR USD + 3.00%)	4.07%		02/05/2026	176,587
821,356	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.94%		10/10/2025	781,315
1,285,304	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		07/31/2026	1,238,512
2,520,903	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/02/2024	2,424,806
2,583,525	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		03/09/2027	2,460,678
482,575	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.93%		09/30/2026	474,948
230,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		04/28/2028	217,830

Total Bank Loans (Cost $428,331,158)					405,644,357

Collateralized Loan Obligations - 2.8%
875,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	4.72%	^	07/15/2026	833,107
1,000,000	AIMCO, Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	3.68%	^	04/17/2031	909,500
3,000,000	ALM LLC, Series 2013-7RA-CR (3 Month LIBOR USD + 4.04%)	5.26%	^	10/15/2028	2,948,382
7,500,000	Anchorage Capital Ltd, Series 2019-13A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	3.22%	^	04/15/2032	7,376,952
1,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	3.82%	^	04/15/2031	865,988
1,500,000	Apidos Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 2.95%)	4.13%	^	07/16/2031	1,398,359
2,500,000	Apidos, Series 2020-33A-B (3 Month LIBOR USD + 2.20%)	0.00%	^	07/24/2031	2,500,000
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.97%	^	05/28/2030	4,709,457
4,500,000	Avery Point Ltd., Series 2015-7A-DR (3 Month LIBOR USD + 3.60%)	4.82%	^	01/15/2028	4,215,727
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.09%	^	10/20/2030	4,667,263
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.74%	^	01/20/2031	2,985,649
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.74%	^	07/18/2029	3,214,532
2,000,000	Bain Capital Credit Ltd., Series 2016-2A-DR (3 Month LIBOR USD + 4.10%, 4.10% Floor)	5.32%	^	01/15/2029	1,842,931
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	3.82%	^	04/15/2031	1,734,123
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	4.04%	^	07/20/2029	4,621,096
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.12%	^	10/15/2030	1,874,150
3,000,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2031	2,925,801
2,250,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2031	2,194,667
3,000,000	BlueMountain Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 4.15%, 4.15% Floor)	5.29%	^	01/20/2029	2,842,574
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	3.74%	^	04/20/2031	3,388,475
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.49%	^	11/15/2030	1,741,636
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	4.22%	^	07/15/2030	4,149,960
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	3.51%	^	01/30/2031	2,446,301
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	4.87%	^	04/15/2029	1,379,982
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	4.02%	^	07/15/2031	2,725,737
1,500,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.82%	^	07/15/2030	1,445,789
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.12%	^	07/15/2031	3,622,374
2,500,000	Carlyle US Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	3.94%	^	10/20/2027	2,185,085
5,000,000	CBAM Ltd., Series 2019-10A-A1A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	2.56%	^	04/20/2032	4,915,945
1,000,000	CIFC Funding Ltd., Series 2020-1A-B (3 Month LIBOR USD + 2.30%, 2.30% Floor)	0.00%	^	07/15/2032	1,000,000
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	3.73%	^	04/17/2030	2,962,351
2,150,000	CRMN Mortgage Trust, Series 2016-1A-C (3 Month LIBOR USD + 3.85%)	4.99%	^	01/18/2029	2,063,192
1,000,000	Crown Point Ltd., Series 2020-9A-C (3 Month LIBOR USD + 3.60%, 3.60% Floor)	0.00%	^	07/14/2032	995,146
10,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.48%	^	07/20/2030	9,893,648
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR2 (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2029	9,596,600
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.49%	^	08/15/2031	2,809,119
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DRR (3 Month LIBOR USD + 3.55%, 3.55% Floor)	4.69%	^	07/20/2029	2,141,024
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	2.94%	^	05/15/2031	1,815,257
5,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	3.24%	^	04/20/2031	4,941,763
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	4.12%	^	07/15/2030	2,110,584
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	4.17%	^	10/15/2030	1,878,543
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	7.62%	^	10/15/2030	3,674,396
5,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.99%	^	04/20/2030	4,639,062
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	3.54%	^	01/18/2031	3,193,466
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	4.44%	^	01/20/2030	1,917,536
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	3.39%	^	08/01/2025	714,646
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	4.75%	^	10/22/2025	1,254,751
5,000,000	Hayfin Kingsland Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%)	2.69%	^	04/28/2031	4,846,317
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%)	2.39%	^	01/28/2030	1,400,234
2,500,000	Highbridge Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.04%	^	07/20/2030	2,253,758
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.22%	^	10/15/2030	1,363,508
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	3.89%	^	07/20/2031	3,316,330
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	4.67%	^	07/15/2027	1,842,614
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	3.94%	^	10/20/2027	1,788,748
3,250,000	LCM Ltd., Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.09%	^	10/20/2030	2,893,126
4,000,000	LCM Ltd., Series 30A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	4.89%	^	04/20/2031	3,641,446
2,484,239	Longfellow Place Ltd., Series 2013-1A-ARR (3 Month LIBOR USD + 1.34%)	2.56%	^	04/15/2029	2,408,698
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.05%	^	10/22/2030	3,701,446
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.44%	^	01/27/2026	1,937,887
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.43%	^	01/27/2026	1,107,440
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	6.64%	^	04/20/2026	887,866
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.06%	^	10/21/2030	4,564,450
3,750,000	Madison Park Funding Ltd., Series 2019-34A-D (3 Month LIBOR USD + 3.70%, 3.70% Floor)	4.69%	^	04/25/2031	3,590,625
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	3.99%	^	10/18/2031	3,734,781
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	3.09%	^	11/15/2028	1,417,283
2,500,000	Marble Point Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.80%)	3.02%	^	10/15/2030	2,404,549
2,000,000	MDPK, Series 2018-32A-D (3 Month LIBOR USD + 4.10%, 4.10% Floor)	5.20%	^	01/22/2031	1,990,190
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.19%	^	10/20/2030	945,804
3,500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-23A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.03%	^	10/17/2027	3,334,446
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.24%	^	10/19/2031	2,348,588
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.99%	^	01/19/2032	1,982,432
2,000,000	Newark BSL Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.65%)	4.64%	^	07/25/2030	1,878,695
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.29%	^	12/12/2030	5,661,680
3,500,000	Ocean Trails, Series 2020-8A-B (3 Month LIBOR USD + 2.50%, 2.50% Floor)	0.00%	^	07/15/2029	3,500,000
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	5.22%	^	07/15/2029	5,312,186
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.13%	^	07/17/2030	1,781,310
6,900,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.70%)	4.84%	^	07/19/2030	6,514,218
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	4.37%	^	02/14/2031	2,214,762
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	6.55%	^	01/22/2030	2,080,313
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	4.17%	^	07/15/2030	9,264,609
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	4.64%	^	03/17/2030	3,846,093
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.34%	^	03/17/2030	1,563,548
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	3.84%	^	07/25/2030	2,202,668
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.19%	^	10/20/2030	1,873,152
4,000,000	Sound Point Ltd., Series 2020-1A-C (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.62%	^	07/20/2030	4,002,069
1,000,000	Sound Point Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.70%, 4.70% Floor)	5.02%	^	07/20/2030	984,891
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.82%	^	01/15/2030	9,135,274
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.27%	^	10/15/2031	2,795,735
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	3.87%	^	04/15/2028	2,324,247
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	4.54%	^	10/20/2026	1,964,557
2,000,000	Venture Ltd., Series 2013-14A-BRR (3 Month LIBOR USD + 1.55%, 1.55% Floor)	1.92%	^	08/28/2029	1,915,728
2,000,000	Venture Ltd., Series 2014-18A-BR (3 Month LIBOR USD + 1.65%)	2.87%	^	10/15/2029	1,920,470
3,000,000	Venture Ltd., Series 2018-33A-B (3 Month LIBOR USD + 1.85%, 1.85% Floor)	3.07%	^	07/15/2031	2,852,749
1,000,000	VERDE, Series 2019-1A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	5.02%	^	04/15/2032	968,627
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	3.94%	^	04/18/2031	2,634,485
2,000,000	Voya Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.99%	^	07/23/2027	1,847,234
2,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	4.69%	^	07/20/2030	1,899,334
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	3.97%	^	07/15/2031	3,675,452
2,250,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.14%	^	07/18/2031	1,851,923
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	01/15/2031	744,053
3,000,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	4.07%	^	07/15/2028	2,802,000
6,500,000	Wind River Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.30%)	3.44%	^	04/18/2029	6,226,427
3,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	4.89%	^	04/18/2029	2,843,439
3,000,000	Wind River Ltd., Series 2017-3A-D (3 Month LIBOR USD + 3.15%)	4.37%	^	10/15/2030	2,720,876
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	4.12%	^	07/15/2030	3,558,940
2,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	4.22%	^	07/15/2030	2,294,522
3,000,000	Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.09%	^	01/20/2031	2,674,563
10,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	3.32%	^	04/15/2031	9,826,975

Total Collateralized Loan Obligations (Cost $343,090,514)					322,122,996

Foreign Corporate Bonds - 9.5%
2,800,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,832,393
16,915,000	AerCap Global Aviation Trust	3.50%		01/15/2025	15,885,998
200,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	215,500
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,293,000
5,850,000	AES Dominicana	7.95%		05/11/2026	5,937,750
1,700,000	AES Gener S.A.	5.00%		07/14/2025	1,654,400
2,600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%	^	10/07/2079	2,617,875
3,900,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	3,926,812
3,900,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	4,033,635
9,300,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	9,618,668
3,450,000	AI Candelaria Spain SLU	7.50%		12/15/2028	3,496,782
1,050,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	1,064,238
1,700,000	AJE Corporation B.V.	6.50%		05/14/2022	1,680,475
1,170,000	Aker BP ASA	4.75%	^	06/15/2024	1,179,448
1,750,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	1,796,716
800,000	Altice Financing S.A.	5.00%	^	01/15/2028	795,964
1,305,000	Altice France Holding S.A.	6.00%	^	02/15/2028	1,241,388
2,275,000	Altice France S.A.	7.38%	^	05/01/2026	2,377,352
13,320,000	Anglo American Capital PLC	4.50%	^	03/15/2028	14,625,254
540,000	ARD Finance S.A. (PIK 9.13%)	6.50%	^	06/30/2027	535,175
398,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	407,850
1,015,000	Ardagh Packaging Finance, Inc.	4.13%	^	08/15/2026	1,006,038
975,000	Ardagh Packaging Finance, Inc.	5.25%	^	08/15/2027	958,727
1,775,000	Avation Capital S.A.	6.50%	^	05/15/2021	1,319,934
12,170,000	Avolon Holdings Funding Ltd.	3.25%	^	02/15/2027	9,856,612
9,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	9,055,831
200,000	Baidu, Inc.	3.43%		04/07/2030	217,668
12,300,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	12,484,500
2,277,000	Banco de Bogota S.A.	5.38%		02/19/2023	2,364,357
1,800,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	1,917,000
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%	^	07/01/2030	1,492,875
1,000,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,008,760
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,135,916
4,925,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	4,337,694
2,660,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	2,895,570
2,247,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	1,844,001
7,603,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	6,239,402
13,423,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	12,827,556
1,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	†	06/27/2029	941,440
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	2,373,370
400,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	390,376
6,100,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	5,851,700
13,400,000	Banco Santander (3 Month LIBOR USD + 1.09%)	1.45%		02/23/2023	13,229,428
1,500,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	1,542,840
3,600,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	5.38%	^	04/17/2025	3,946,590
2,700,000	Bancolombia S.A.	3.00%		01/29/2025	2,648,808
3,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	3,709,028
6,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	5,670,000
1,500,000	Banistmo S.A.	3.65%		09/19/2022	1,503,413
2,500,000	Banistmo S.A.	3.65%	^	09/19/2022	2,505,687
4,350,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	4,685,494
16,320,000	Bank of New Zealand	3.50%	^	02/20/2024	17,725,537
580,000	Bank of Nova Scotia	1.63%		05/01/2023	593,940
9,675,000	Bank of Nova Scotia	3.40%		02/11/2024	10,510,345
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,243,762
17,510,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	1.77%		05/16/2024	17,356,368
1,100,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,167,117
13,708,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	12,801,147
1,200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,176,000
700,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%	^	09/13/2034	683,683
7,500,000	BBVA Colombia S.A.	4.88%		04/21/2025	7,902,338
800,000	BDO Unibank, Inc.	2.63%		10/24/2021	808,419
16,900,000	BDO Unibank, Inc.	2.95%		03/06/2023	17,320,664
9,680,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 1.51%)	3.05%	^	01/13/2031	10,195,466
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	1.41%	^	09/26/2023	13,012,904
1,010,000	Bombardier, Inc.	6.00%	^	10/15/2022	709,474
1,120,000	Bombardier, Inc.	7.88%	^	04/15/2027	735,487
7,000,000	Braskem Idesa SAPI	7.45%	^	11/15/2029	6,564,670
5,700,000	C&W Senior Financing DAC	6.88%		09/15/2027	5,662,351
400,000	Camelot Finance S.A.	4.50%	^	11/01/2026	399,936
1,200,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,216,386
11,400,000	Canacol Energy Ltd.	7.25%		05/03/2025	11,555,667
5,840,000	CCL Industries, Inc.	3.05%	^	06/01/2030	5,986,902
500,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	486,928
3,300,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	3,376,758
1,185,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	2.10%		10/09/2024	1,157,105
3,500,000	CK Hutchison International Ltd.	2.50%	^	05/08/2030	3,592,838
15,800,000	CNOOC Finance Ltd.	3.75%		05/02/2023	16,829,523
6,000,000	CNOOC Finance Ltd.	3.00%		05/09/2023	6,268,201
900,000	CNPC General Capital Ltd.	3.95%		04/19/2022	942,268
2,000,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,053,000
14,630,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	15,292,666
14,755,000	Commonwealth Bank of Australia	4.32%	^	01/10/2048	17,434,159
1,000,000	Corporacion Nacional Del Cobre	3.75%	^	01/15/2031	1,093,320
6,610,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	6,651,379
900,000	Credicorp Ltd.	2.75%	^	06/17/2025	897,435
15,665,000	Credit Agricole S.A.	3.75%	^	04/24/2023	16,777,215
15,120,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.56%	^	06/12/2024	15,202,306
7,900,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	8,140,673
6,550,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	5,619,900
6,793,000	CSN Islands Corporation	7.00%	†	09/23/2020	5,062,857
500,000	CSN Resources S.A.	7.63%		04/17/2026	433,125
6,800,000	CSN Resources S.A.	7.63%	^	04/17/2026	5,890,500
3,000,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.61%		07/25/2022	3,000,393
2,000,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	2,164,900
11,350,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	11,423,378
785,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	783,370
1,760,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,730,852
1,684,786	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	07/16/2020	143,207
1,126,910	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	309,900
5,400,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	4,610,250
2,060,000	eG Global Finance PLC	8.50%	^	10/30/2025	2,115,579
1,844,000	Embotelladora Andina S.A.	5.00%		10/01/2023	2,016,147
3,200,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	3,757,744
2,843,605	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,976,003
8,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	7,042,053
941,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	994,218
5,020,032	ENA Norte Trust	4.95%		04/25/2023	4,963,557
2,450,000	Energuate Trust	5.88%		05/03/2027	2,415,847
2,000,000	Engie Energia Chile S.A.	4.50%		01/29/2025	2,165,021
1,682,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.28%		11/20/2023	1,657,165
2,100,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	2,387,700
1,000,000	Freeport-McMoRan, Inc.	5.40%		11/14/2034	991,342
4,600,000	Freeport-McMoRan, Inc.	5.45%		03/15/2043	4,523,571
1,761,000	Garda World Security Corporation	8.75%	^	05/15/2025	1,788,498
2,050,000	Garda World Security Corporation	4.63%	^	02/15/2027	2,025,656
15,175,000	Geopark Ltd.	6.50%		09/21/2024	14,007,208
575,000	GFL Environmental, Inc.	4.25%	^	06/01/2025	581,109
1,535,000	GFL Environmental, Inc.	5.13%	^	12/15/2026	1,592,562
558,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	608,117
4,250,000	Gilex Holding Sarl	8.50%		05/02/2023	4,195,409
1,600,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,579,448
800,000	Global Bank Corporation	4.50%	^	10/20/2021	818,200
2,600,000	Global Bank Corporation	4.50%		10/20/2021	2,659,150
8,000,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	8,220,000
1,600,000	Globo Comunicacao e Participacoes S.A.	4.84%		06/08/2025	1,599,448
3,800,000	Globo Comunicacao e Participacoes S.A.	4.88%	^	01/22/2030	3,442,800
2,565,000	GNL Quintero S.A.	4.63%		07/31/2029	2,757,272
3,800,000	Gohl Capital Ltd.	4.25%		01/24/2027	3,850,809
10,498,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	4,668,356
300,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	133,407
3,500,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	1,590,312
2,700,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,727,931
400,000	Grupo Aval Ltd.	4.38%		02/04/2030	382,376
3,400,000	Grupo Aval Ltd.	4.38%	^	02/04/2030	3,250,196
6,150,900	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13%	^	05/22/2026	3,382,995
600,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	591,636
21,080,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	1.70%		09/12/2026	20,752,398
5,650,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	5,508,750
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,043,355
8,000,000	Imperial Brands Finance PLC	3.50%	^	07/26/2026	8,565,578
3,108,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,206,235
3,157,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,414,646
5,084,000	Industrial Senior Trust	5.50%		11/01/2022	5,153,829
5,200,000	Inkia Energy Ltd.	5.88%		11/09/2027	5,151,250
1,585,000	Intelsat Jackson Holdings S.A.	5.50%	Ω	08/01/2023	906,977
1,260,000	Intelsat Jackson Holdings S.A.	8.50%	^Ω	10/15/2024	761,601
3,324,583	Interoceanica Finance Ltd.	0.00%		11/30/2025	3,062,772
1,192,690	Invepar Holdings	0.00%	ÞΩ	12/30/2028	51,002
3,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	3,156,113
4,000,000	Inversiones CMPC S.A.	4.75%		09/15/2024	4,318,380
1,200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,348,518
1,800,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63%	^†	02/27/2025	1,486,125
6,700,000	JD.com, Inc.	3.38%		01/14/2030	7,195,093
10,600,000	JSL Europe S.A.	7.75%		07/26/2024	10,520,500
1,400,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	1,444,652
3,000,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	3,009,236
1,640,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	1,576,278
3,049,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	876,587
8,000,000	Latam Finance Ltd.	7.00%	^Ω	03/01/2026	2,220,000
2,153,255	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,546,353
15,040,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	16,352,704
7,113,620	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	7,802,183
7,150,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.02%)	3.19%	^	11/28/2023	7,439,233
7,884,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15%	^	03/27/2024	8,471,152
13,300,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	13,501,827
200,000	MARB BondCo PLC	6.88%		01/19/2025	199,773
1,340,000	Mattamy Group Corporation	4.63%	^	03/01/2030	1,288,705
2,400,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	2,059,251
634,000	MEG Energy Corporation	7.00%	^	03/31/2024	545,307
2,050,000	MEG Energy Corporation	7.13%	^	02/01/2027	1,709,187
7,200,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	7,779,096
2,300,000	MEGlobal Canada ULC	5.88%	^	05/18/2030	2,607,441
3,025,321	Mexico Generadora de Energia	5.50%		12/06/2032	3,343,161
5,000,000	Minejesa Capital B.V.	4.63%		08/10/2030	5,092,800
5,000,000	Minejesa Capital B.V.	5.63%		08/10/2037	5,146,475
14,365,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	1.08%		03/02/2023	14,311,032
2,210,000	Multibank, Inc.	4.38%		11/09/2022	2,229,945
3,400,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	01/15/2025	3,308,200
10,969,000	Nutrien Ltd.	4.20%		04/01/2029	12,735,730
7,465,000	NXP Funding LLC	3.88%	^	06/18/2026	8,365,886
12,800,000	ONGC Videsh Ltd.	3.75%		07/27/2026	13,204,529
7,100,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	7,410,767
500,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	545,312
4,800,000	Operadora de Servicios Mega S.A.	8.25%	^	02/11/2025	4,458,600
1,181,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	1,170,454
3,000,000	Orbia Advance Corporation S.A.B. de C.V.	4.88%		09/19/2022	3,145,545
500,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	541,718
7,900,000	Pampa Energia S.A.	7.50%		01/24/2027	6,406,703
150,000	Pampa Energia S.A.	9.13%		04/15/2029	121,811
5,072,968	Panama Metro Line SP	0.00%	^	12/05/2022	4,903,607
7,129,423	Panama Metro Line SP	0.00%		12/05/2022	6,891,407
1,845,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	1,918,459
1,500,000	Pertamina Persero PT	4.30%		05/20/2023	1,588,167
7,600,000	Peru LNG SRL	5.38%		03/22/2030	6,002,556
200,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	205,977
3,700,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	3,905,350
4,100,000	PSA Treasury Pte Ltd.	2.13%		04/12/2026	4,249,495
800,000	PTTEP Treasury Center Company Ltd.	2.59%	^	06/10/2027	819,902
8,100,000	Radiant Access Ltd.	4.60%	†	11/18/2020	8,043,826
7,950,000	Reliance Holdings, Inc.	5.40%		02/14/2022	8,384,377
995,000	RELX Capital, Inc.	3.00%		05/22/2030	1,078,810
4,000,000	SACI Falabella	3.75%		04/30/2023	4,093,426
8,500,000	Saudi Government International Bond	2.38%		10/26/2021	8,638,873
13,839,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	14,666,471
13,300,000	Sinopec Group Overseas Development Ltd.	2.70%	^	05/13/2030	13,718,534
7,709,500	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	8,046,348
181,400	Star Energy Geothermal Wayang Windu Ltd.	6.75%	^	04/24/2033	189,326
530,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	544,228
2,165,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	2,287,182
9,829,971	Stoneway Capital Corporation	10.00%	Ω	03/01/2027	3,366,765
1,600,000	SUAM Finance B.V.	4.88%		04/17/2024	1,709,368
22,810,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	1.87%		01/17/2023	22,742,172
2,805,000	Superior Plus LP	7.00%	^	07/15/2026	2,948,223
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	367,226
550,000	Syngenta Finance N.V.	4.38%		03/28/2042	501,389
15,967,000	Syngenta Finance N.V.	5.68%		04/24/2048	16,215,293
500,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	507,775
1,200,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,170,618
4,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,124,260
1,230,000	Telesat LLC	4.88%	^	06/01/2027	1,209,244
934,000	Telesat LLC	6.50%	^	10/15/2027	921,568
9,200,000	Tencent Holdings Ltd.	2.39%	^	06/03/2030	9,221,369
1,935,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	1,524,422
500,000	Titan Acquisition Ltd.	7.75%	^	04/15/2026	474,577
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	5,755,413
2,000,000	Transelec S.A.	4.63%		07/26/2023	2,127,310
500,000	Transelec S.A.	3.88%		01/12/2029	526,155
1,120,000	Trivium Packaging Finance BV	5.50%	^	08/15/2026	1,135,400
4,500,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	3,374,730
13,900,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	9,139,389
1,418,000	Union Bank of the Philippines	3.37%		11/29/2022	1,469,753
8,883,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	9,013,402
8,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	8,165,160
9,500,000	UPL Corporation	3.25%		10/13/2021	9,498,338
5,600,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	3,992,800
2,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	1,795,000
15,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	10,419,325
685,000	Virgin Media Finance Plc	5.00%	^	07/15/2030	672,225
1,000,000	VTR Finance B.V.	6.88%		01/15/2024	1,022,920
1,100,000	VTR Finance N.V.	6.38%	^	07/15/2028	1,134,397
1,010,000	Ziggo B.V.	4.88%	^	01/15/2030	1,017,777

Total Foreign Corporate Bonds (Cost $1,129,747,142)					1,108,343,938

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.0%
2,200,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	2,322,782
3,100,000	Abu Dhabi Government International Bond	3.13%	^	04/16/2030	3,423,374
2,000,000	Chile Government International Bond	2.45%		01/31/2031	2,075,000
4,150,000	Dominican Republic International Bond	4.50%	^	01/30/2030	3,774,425
1,000,000	Guatemala Government Bond	5.38%	^	04/24/2032	1,107,500
5,000,000	Indonesia Government International Bond	3.85%		10/15/2030	5,574,510
7,500,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	8,064,311
500,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	546,941
7,121,000	Mexico Government International Bond	4.15%		03/28/2027	7,632,822
14,415,000	Mexico Government International Bond	3.75%		01/11/2028	15,032,322
4,000,000	Mexico Government International Bond	4.75%		04/27/2032	4,420,000
200,000	Mexico Government International Bond	5.00%		04/27/2051	216,200
7,600,000	Panama Government International Bond	4.00%		09/22/2024	8,284,000
200,000	Perusahaan Penerbit	3.40%		03/29/2022	206,329
720,000	Perusahaan Penerbit	3.75%		03/01/2023	754,564
2,600,000	Perusahaan Penerbit	4.15%		03/29/2027	2,831,478
3,050,000	Peruvian Government International Bond	2.39%		01/23/2026	3,173,525
10,250,000	Peruvian Government International Bond	2.78%		01/23/2031	10,952,125
3,800,000	Philippine Government International Bond	2.46%		05/05/2030	3,993,454
3,100,000	Philippine Government International Bond	2.95%		05/05/2045	3,230,933
3,700,000	Qatar Government International Bond	3.88%		04/23/2023	3,977,093
8,100,000	Qatar Government International Bond	3.38%		03/14/2024	8,690,433
4,700,000	Saudi Government International Bond	2.88%		03/04/2023	4,911,575
8,100,000	Saudi Government International Bond	2.90%	^	10/22/2025	8,609,895

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $108,177,088)					113,805,591

Municipal Bonds - 0.1%
3,290,000	Missouri Highway & Transportation Commission	5.06%		05/01/2024	3,730,893
4,430,000	State of California	7.55%		04/01/2039	7,907,949

Total Municipal Bonds (Cost $9,912,344)					11,638,842

Non-Agency Commercial Mortgage Backed Obligations - 5.8%
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.48%	^	06/15/2035	10,487,068
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.73%	#^	08/14/2034	2,560,569
1,045,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.68%	^	03/15/2036	981,126
4,259,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	03/15/2036	3,781,076
4,980,939	BANK, Series 2017-BNK8-XA	0.88%	#I/O	11/15/2050	214,479
1,821,000	BANK, Series 2018-BN10-B	4.08%	#	02/15/2061	1,877,079
1,857,000	BANK, Series 2018-BN10-C	4.16%	#	02/15/2061	1,836,074
405,000	BANK, Series 2018-BN13-B	4.70%	#	08/15/2061	428,367
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	08/15/2036	1,401,277
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.88%	^	08/15/2036	1,547,804
1,355,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	08/15/2036	1,196,868
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.68%	^	08/15/2036	2,694,920
13,951,000	Barclays Commercial Mortgage Trust, Series 2019-C3-B	4.10%		05/15/2052	13,988,163
63,153,000	BBCMS Mortgage Trust, Series 2020-C7-XA	1.63%	#I/O	04/15/2053	7,156,542
3,318,000	Benchmark Mortgage Trust, Series 2019-B10-C	3.75%		03/15/2062	3,080,038
14,713,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.42%	^	10/15/2034	12,980,796
11,000,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2035	10,023,573
3,283,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.51%	^	03/15/2037	3,145,795
8,207,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.14%	^	03/15/2037	7,548,535
2,187,893	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.23%	^	07/15/2034	2,089,258
5,361,800	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	5,012,796
12,349,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	10,971,444
72,049,326	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.17%	#I/O	01/10/2048	3,318,700
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20%	#	06/15/2050	3,364,405
3,053,000	CHT Mortgage Trust, Series 2017-CSMO-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.58%	^	11/15/2036	2,914,912
7,196,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	11/15/2036	6,640,325
3,401,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.93%	^	11/15/2036	3,082,198
7,172,959	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.93%	#^I/O	09/10/2045	217,002
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	1,255,967
3,828,378	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.49%	#I/O	02/10/2048	176,427
71,698,156	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	0.99%	#I/O	11/10/2048	2,023,164
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	2,837,674
41,663,546	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	2,881,213
44,055,322	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.13%	#I/O	07/10/2049	3,619,383
81,711,300	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.65%	#I/O	10/10/2049	5,086,463
11,770,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10%	#	10/12/2050	12,577,290
321,000	Citigroup Commercial Mortgage Trust, Series 2018-B2-B	4.28%	#	03/10/2051	327,738
1,977,000	Citigroup Commercial Mortgage Trust, Series 2018-C5-C	4.88%	#	06/10/2051	1,788,871
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62%	^	12/10/2041	6,376,940
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.62%	^	12/10/2041	4,544,625
21,610,206	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.01%	#I/O	10/15/2045	695,449
8,626,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.75%	#^Þ	10/15/2045	2,564,078
3,218,895	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.28%	#^I/O	12/10/2044	73,537
55,811,105	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.08%	#I/O	10/10/2048	2,190,084
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.48%	#	07/10/2048	3,973,158
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	5,491,257
5,997,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	5,560,103
57,231,325	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.15%	#I/O	02/10/2049	2,434,117
9,383,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	8,971,600
2,808,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-F	3.58%	#^	08/10/2029	2,580,214
12,424,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.88%	^	09/15/2033	11,763,454
8,464,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	12/15/2031	8,079,024
2,064,000	Core Mortgage Trust, Series 2019-CORE-F (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	12/15/2031	1,969,879
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.73%	#	11/15/2048	5,177,069
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.09%	#^	01/15/2049	2,578,544
44,453,427	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.06%	#I/O	01/15/2049	3,310,705
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.05%	#	11/15/2051	10,340,240
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61%	#	08/15/2051	415,739
3,800,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.92%	#	08/15/2051	3,440,613
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	10,132,778
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	9,409,981
127,347,762	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.24%	#I/O	03/15/2053	10,727,852
798,000	CSMC Trust, Series 2017-CALI-D	3.90%	#^	11/10/2032	822,448
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2032	4,085,269
4,944,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.48%	^	07/15/2032	3,863,667
4,503,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%, 1.35% Floor)	1.53%	^	06/15/2033	4,161,659
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.63%	^	06/15/2033	166,825
2,868,066	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.20%	#^I/O	07/10/2044	13,104
4,475,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.50%	#	05/10/2049	3,968,114
59,739,596	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.60%	#I/O	05/10/2049	3,629,401
1,500,000	Exantas Capital Corporation, Series 2020-RSO8-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.69%	^	03/15/2035	1,399,153
8,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	4.09%	#^	12/10/2036	7,353,308
8,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.09%	#^	12/10/2036	6,829,395
8,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09%	#^	12/10/2036	6,396,073
1,016,489	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.23%	^	07/25/2023	1,021,638
1,217,000	FREMF Mortgage Trust, Series 2019-K102-B	3.65%	#^	12/25/2051	1,318,395
4,262,000	FREMF Mortgage Trust, Series 2019-K93-C	4.26%	#^	05/25/2052	4,369,335
4,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.32%	^	12/15/2036	3,408,803
4,424,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43%	^	07/15/2035	4,082,977
4,256,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.87% Floor)	2.06%	^	06/15/2036	3,999,635
2,744,483	GS Mortgage Securities Trust, Series 2011-GC5-XA	1.49%	#^I/O	08/10/2044	25,794
4,584,886	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.12%	#^I/O	01/10/2045	84,570
3,741,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.66%	#	11/10/2047	3,188,265
9,506,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	6,049,370
95,856,153	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.92%	#I/O	11/10/2048	3,422,870
60,928,602	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.80%	#I/O	05/10/2049	3,864,628
5,801,000	GS Mortgage Securities Trust, Series 2017-GS6-B	3.87%		05/10/2050	6,241,490
10,779,000	GS Mortgage Securities Trust, Series 2019-GC39-B	3.97%		05/10/2052	11,459,276
9,879,000	GSCG Trust, Series 2019-600C-D	3.76%	^	09/06/2034	9,420,042
791,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	739,428
11,170,231	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2036	9,182,489
298,186	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	2
771,138	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.33%	#^I/O	07/15/2046	4,829
18,228,755	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.92%	#I/O	10/15/2045	578,865
4,674,521	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	68,312
76,135,491	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.23%	#I/O	01/15/2049	2,407,960
3,082,113	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	2.30%	^	06/15/2032	2,718,681
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,670,260
592,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3-C	3.60%	#	08/15/2049	524,300
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94%	#	03/10/2052	903,175
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.86%	#^	12/05/2038	7,053,641
44,081,039	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.99%	#I/O	02/15/2047	1,050,667
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.81%	#	08/15/2047	2,804,450
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	2,726,871
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59%	#	11/15/2047	3,518,023
48,379,625	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.00%	#I/O	11/15/2047	1,441,916
37,352,653	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.11%	#I/O	01/15/2048	1,289,040
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94%	#^	02/15/2048	9,534,958
1,846,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	1,744,487
9,974,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.35%	#	05/15/2048	9,075,321
47,845,697	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.03%	#I/O	08/15/2048	1,597,922
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80%	#	11/15/2048	3,603,788
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	5,995,845
1,447,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.89%	#	03/15/2049	1,443,639
61,904,153	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.82%	#I/O	06/15/2049	3,459,390
1,638,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-B	4.44%		03/10/2052	1,701,620
9,960,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-C	3.73%	#	05/13/2053	9,903,049
497,945	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.88%	#^I/O	11/15/2038	108
401,586	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.88%	#^I/O	11/15/2038	87
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.71%	#^	03/10/2049	4,510,863
13,184,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.73%	^	11/15/2036	11,482,895
4,306,000	MF1 Ltd., Series 2020-FL3-AS (1 Month LIBOR USD + 2.85%)	3.04%	^	07/15/2035	4,331,836
4,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	3,966,716
1,877,460	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.58%	#^I/O	08/15/2045	41,711
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.67%	#	10/15/2047	2,791,230
1,508,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	1,377,209
1,406,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	1,443,119
35,673,775	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.46%	#I/O	02/15/2048	1,497,763
2,957,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	2,735,776
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	4,368,449
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	4,465,519
48,131,512	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.55%	#I/O	09/15/2049	3,115,355
3,194,000	Morgan Stanley Capital Trust, Series 2018-H3-C	5.01%	#	07/15/2051	3,240,216
2,899,347	Morgan Stanley Capital Trust, Series 2011-C1-XA	0.65%	#^I/O	09/15/2047	1,111
30,213,297	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.75%	#I/O	08/15/2049	1,959,837
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	11/15/2034	2,291,873
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2034	3,413,956
3,434,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.53%	^	11/15/2034	2,245,997
7,831,050	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	7,691,544
11,179,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	10/15/2037	10,536,657
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	06/15/2035	1,874,709
1,175,891	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.17%	^	04/14/2036	1,138,851
52,999,771	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.13%	#I/O	10/10/2048	3,950,508
1,374,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.24%	#^	03/10/2046	591,131
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15%	#	12/15/2050	2,436,204
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.74%	#	12/15/2050	6,816,308
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	5.06%	#	06/15/2051	6,656,088
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.13%	#	08/15/2051	2,680,354
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	5,356,213
9,912,794	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.98%	#^I/O	08/10/2049	313,806
417,582	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.46%	#I/O	11/15/2048	3
9,344,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-B	3.84%	#	06/15/2052	8,952,659
2,031,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,654,460
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.24%	#	05/15/2048	2,053,971
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	4,533,006
20,882,619	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.14%	#I/O	11/15/2048	899,738
43,112,519	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.25%	#I/O	05/15/2048	1,757,870
6,848,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.82%	#	12/15/2048	6,244,267
76,365,847	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.12%	#I/O	12/15/2048	2,667,711
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	4,322,050
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,060,076
2,574,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-B	4.56%	#	12/15/2059	2,642,434
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,444,508
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	5.14%	#	08/15/2051	6,893,884
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10%	#	09/15/2061	11,676,988
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.29%	#	01/15/2052	6,749,351
2,558,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-B	4.55%		03/15/2052	2,702,821
21,224,055	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.45%	#I/O	03/15/2052	1,778,249
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-B	4.19%		05/15/2052	11,121,248
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	9,702,389
12,696,669	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.05%	#^I/O	11/15/2045	427,012
70,000,162	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.19%	#I/O	08/15/2047	2,297,671
49,037,459	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.96%	#I/O	09/15/2057	1,294,432
79,430,238	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77%	#I/O	11/15/2049	4,994,708

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $779,055,750)					683,500,356

Non-Agency Residential Collateralized Mortgage Obligations - 9.9%
8,863,745	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.75%	#	03/25/2037	7,136,884
34,276	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.83%	#^	11/25/2037	33,925
12,255,698	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	10,682,608
8,372,227	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	6,477,700
8,813,841	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		06/25/2047	6,595,123
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47%	#^	01/19/2039	3,042,734
4,443,615	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65%	#^	09/25/2048	4,545,827
4,838,572	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75%	#^	09/25/2048	4,948,905
4,604,052	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85%	#^	09/25/2048	4,700,941
359,822	Banc of America Funding Corporation, Series 2005-G-A3	3.71%	#	10/20/2035	334,164
269,007	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	263,348
209,509	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	203,483
1,862,848	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	1,859,664
254,609	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	183,830
2,213,972	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.02%	#	07/25/2037	2,074,106
996,224	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	233,560
20,000,000	CIM Trust, Series 2016-2RR-B2	6.93%	#^Þ	02/25/2056	17,840,000
20,000,000	CIM Trust, Series 2016-3RR-B2	6.59%	#^Þ	02/27/2056	18,040,000
24,291,485	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	24,658,692
54,566	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	56,893
1,021,426	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.27%		09/25/2036	1,046,016
242,613	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	ß	05/25/2036	125,705
1,088,042	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.79%	#^	11/25/2038	1,094,157
5,251,978	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.25%		01/25/2037	2,987,894
10,980,918	Citigroup Mortgage Loan Trust, Series 2009-3-5A3	6.00%	#^	02/25/2037	10,298,709
40,734,097	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	40,685,525
4,635,244	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	4,667,123
108,493	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	105,062
53,832	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	49,635
405,695	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	401,925
6,203,957	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	5,820,164
1,123,473	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,173,371
125,242	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	114,910
182,446	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	124,602
753,654	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	641,482
127,339	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.88%		10/25/2035	93,745
296,892	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	220,042
7,946,680	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	6,450,241
1,244,444	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	908,625
1,293,056	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		08/25/2037	478,591
374,437	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.05%	I/F	08/25/2037	1,027,652
79,494	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.05%	I/F	08/25/2037	136,552
371,089	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	319,788
1,761,953	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.68%		09/25/2037	702,446
1,730,819	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/F I/O	09/25/2037	588,057
722,069	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	146,588
18,921	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	17,833
274,774	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	219,121
605,406	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	468,193
238,311	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	203,775
647,197	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	501,952
89,845	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	80,998
998,482	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	979,449
4,355,507	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00%	^	01/27/2038	3,263,696
9,026,510	Credit-Based Asset Servicing & Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	2.02%	^	05/25/2046	8,120,802
3,197,990	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	1,997,397
33,745	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		05/25/2021	29,901
62,539	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	19,417
22,845	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	22,018
11,447,522	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32%	#^	10/25/2058	11,727,631
1,780,552	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	1,790,721
5,855,235	CSMC Trust, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	6,027,831
19,259,974	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	19,608,645
38,663,900	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	39,967,276
24,390,304	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	24,713,286
47,526,248	CSMC Trust, Series 2020-RPL1-PT1	3.46%	^	10/25/2069	43,146,039
575,899	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.87%	^I/F	04/15/2036	539,364
112,766	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.25%	^I/F	04/15/2036	119,075
1,130,453	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.87%	^I/F	04/15/2036	1,148,019
7,237,146	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	7,011,306
301,489	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	212,613
3,530,986	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	2,428,136
61,358	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	54,299
19,200,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23%	#^	09/25/2024	18,209,998
2,987,579	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	2,926,012
18,150,000	GCAT LLC, Series 2020-2-A1	3.72%	^§	06/25/2025	18,202,417
2,682,525	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	2,650,563
41,983	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%		05/25/2035	42,496
1,223,431	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	966,199
1,096,633	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	706,187
2,416,825	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	2,407,088
26,214,896	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.40%		08/25/2046	9,234,116
310,286	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	394,138
19,200,000	Headlands Residential LLC, Series 2019-RPL1-NOTE	3.97%	^§	06/25/2024	19,185,473
26,318,924	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		10/25/2036	11,790,501
34,346,207	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.45%		02/25/2037	29,505,717
322,887	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%		05/25/2036	309,490
6,733,332	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	ß	08/25/2036	6,299,378
176,584	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	ß	08/25/2036	168,727
184,605	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	182,241
4,274,516	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	4,702,270
224,145	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	167,043
33,850,487	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	34,026,821
33,864,469	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	34,041,177
1,398,441	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	1,395,280
36,235,464	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	34,349,951
5,460,768	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	5,428,429
505,846	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	358,407
36,830	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	29.83%	I/F	01/25/2037	66,625
631,725	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	360,334
130,664	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	111,373
5,215,791	Lehman Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.45%		02/25/2036	4,876,325
7,417,118	Lehman XS Trust, Series 2007-1-1A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		02/25/2037	6,869,000
39,530,954	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%		03/25/2046	18,037,192
95,298	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	95,404
6,348,666	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	4,644,763
40,527	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	22,130
1,499,564	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,357,295
14,295,556	Merrill Lynch Alternative Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.43%		08/25/2037	12,548,968
2,103,317	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	1,345,370
16,882,491	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	16,805,716
20,239	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	20,265
795,361	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	782,816
2,353,424	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.00%	#	06/25/2036	1,948,869
712,269	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	705,373
190,036	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	85,227
567,617	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	234,656
977,920	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	406,670
11,326,879	NRPL Trust, Series 2019-3A-A1	3.00%	^§	07/25/2059	11,325,710
49,386	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	1.16%		11/25/2034	46,985
26,155,195	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%		07/25/2037	22,935,852
19,576,809	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	02/27/2023	18,997,903
8,449,531	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	8,252,106
3,430,283	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	3,435,583
12,942,801	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	13,049,890
31,641,728	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	31,966,119
14,592,035	PRPM LLC, Series 2019-GS1-A1	3.50%	#^	10/25/2024	14,513,452
8,517,334	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	5,784,948
29,362,535	Redwood Funding Trust, Series 2019-1-PT	4.21%	^§	09/27/2024	29,858,644
256,309	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	246,095
298,235	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	289,744
3,254,338	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	3,266,997
3,186,325	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	3,042,786
637,761	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	585,954
36,051	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	35,653
1,040,290	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	962,258
3,766,074	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	3,413,348
139,399	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	142,446
210,989	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	161,592
265,353	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	189,471
51,295	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	41,772
1,613,806	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	648,029
132,614	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.66%	I/FÞ	01/25/2046	177,255
75,409	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	69,713
388,606	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	376,307
760,068	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	716,274
489,046	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	438,027
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24%	#^	02/25/2024	4,758,941
8,672,204	Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00%	#	11/25/2057	9,639,995
25,076,866	Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	27,926,937
34,262,717	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.36%	#^	02/25/2054	30,749,853
6,074,659	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	2.20%	#^	12/26/2059	5,509,257
7,272,205	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.03%	#^	10/25/2044	6,984,345
6,565,621	Sequoia Mortgage Trust, Series 2007-3-2AA1	3.68%	#	07/20/2037	5,842,601
14,699,406	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	15,041,368
9,027,004	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%		09/25/2037	7,023,872
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73%	#^	02/25/2050	5,483,712
4,240,280	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		09/25/2036	3,188,972
1,129,049	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.53%	^	03/25/2035	990,543
1,129,049	Structured Asset Securities Corporation, Series 2005-RF1-AIO	4.70%	#^I/O	03/25/2035	204,038
14,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72%	^§	09/25/2022	14,000,958
23,833,926	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59%	^	04/25/2048	24,343,715
3,510,073	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91%	^	04/25/2048	3,480,300
1,492,240	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26%	^	04/25/2048	1,435,725
985,251	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41%	^	04/25/2048	907,729
13,340,555	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	13,655,248
4,852,861	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94%	#^	03/25/2049	4,817,928
1,309,464	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01%	#^	03/25/2049	1,253,932
1,478,948	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12%	#^	03/25/2049	1,380,380
5,483,872	Vericrest Opportunity Loan Trust, Series 2019-NPL4-A1A	3.35%	^§	08/25/2049	5,512,356
2,539,799	Vericrest Opportunity Loan Trust, Series 2019-NPL5-A1A	3.35%	^§	09/25/2049	2,553,416
12,128,382	Vericrest Opportunity Loan Trust, Series 2020-NPL5-A1A	2.98%	^§	03/25/2050	12,093,938
7,151,000	Verus Securitization Trust, Series 2020-3-M1	3.97%	#^	04/25/2060	7,170,165
2,564,126	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	2,570,111
15,781,189	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	15,747,141
23,394,399	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	23,278,700
13,176,609	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	13,121,532
8,803,036	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A5	4.27%	ß	10/25/2036	4,668,085
111,830	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	110,693
695,437	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	643,986
1,874,536	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,900,576
3,912,148	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.27%	ß	10/25/2036	2,073,521
2,471,950	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	1.99%		01/25/2047	2,291,843
7,357,592	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A3	6.00%		04/25/2037	6,610,684
1,401,562	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	1,339,892
93,515	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.37%	I/F	06/25/2037	210,085
8,361,329	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	5,807,752
695,045	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	680,337
21,883	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	4.51%	#	08/25/2035	21,760
559,521	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	560,018
48,278	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	48,534

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,162,551,456)					1,150,320,664

US Corporate Bonds - 14.3%
13,171,000	AbbVie, Inc.	4.70%		05/14/2045	16,520,789
1,720,000	Acrisure LLC	8.13%	^	02/15/2024	1,792,317
1,235,000	Advanced Drainage Systems, Inc.	5.00%	^	09/30/2027	1,248,659
1,330,000	AECOM	5.13%		03/15/2027	1,434,485
12,868,000	Air Lease Corporation	3.75%		02/01/2022	13,012,005
1,620,000	Air Lease Corporation	2.30%		02/01/2025	1,547,135
1,495,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	1,380,849
1,285,000	Albertsons LLC	4.63%	^	01/15/2027	1,286,356
10,410,000	Alexandria Real Estate Equities, Inc.	4.00%		01/15/2024	11,518,331
1,235,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	1,232,913
1,750,000	Allied Universal Holding Company	6.63%	^	07/15/2026	1,843,179
1,460,000	Allied Universal Holding Company	9.75%	^	07/15/2027	1,541,015
2,985,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	2,986,821
12,330,000	Altria Group, Inc.	4.80%		02/14/2029	14,383,150
1,541,000	AMC Merger, Inc.	8.00%	^	05/15/2025	1,092,022
1,085,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	1,048,175
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,934,538
14,172,000	American Tower Corporation	3.60%		01/15/2028	15,843,094
6,100,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	7,484,234
8,205,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	9,594,334
989,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	784,430
4,135,000	Anthem, Inc.	2.38%		01/15/2025	4,384,985
1,165,000	Apache Corporation	4.38%		10/15/2028	1,029,260
11,345,000	Apple, Inc.	4.65%		02/23/2046	15,559,434
1,540,000	Aramark Services, Inc.	6.38%	^	05/01/2025	1,593,138
590,000	Arconic Corporation	6.00%	^	05/15/2025	608,069
2,000,000	Arconic Corporation	6.13%	^	02/15/2028	2,005,150
300,000	Ardagh Packaging Finance, Inc.	5.25%	^	04/30/2025	308,437
1,875,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,852,575
4,590,000	Arizona Public Service Company	3.35%		05/15/2050	4,914,945
7,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	7,674,569
340,000	Asbury Automotive Group, Inc.	4.50%	^	03/01/2028	330,862
340,000	Asbury Automotive Group, Inc.	4.75%	^	03/01/2030	332,350
2,655,000	Ascend Learning LLC	6.88%	^	08/01/2025	2,684,258
690,000	Ascend Learning LLC	6.88%	^	08/01/2025	695,965
1,000,000	ASGN, Inc.	4.63%	^	05/15/2028	978,310
2,980,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	2,989,283
20,665,000	AT&T, Inc.	5.25%		03/01/2037	25,573,574
13,989,000	Athene Global Funding	3.00%	^	07/01/2022	14,334,345
2,740,000	Avantor, Inc.	9.00%	^	10/01/2025	2,955,775
13,368,000	AXA Equitable Holdings, Inc.	3.90%		04/20/2023	14,314,626
685,000	Axalta Coating Systems LLC	4.75%	^	06/15/2027	690,274
990,000	B&G Foods, Inc.	5.25%		04/01/2025	998,415
785,000	B&G Foods, Inc.	5.25%		09/15/2027	787,700
535,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	539,580
12,495,000	Bank of America Corporation (3 Month LIBOR USD + 1.21%)	3.97%		02/07/2030	14,548,803
21,700,000	BAT Capital Corporation	3.46%		09/06/2029	23,126,836
1,090,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	1,133,131
2,355,000	Bausch Health Companies, Inc.	7.00%	^	01/15/2028	2,429,630
1,040,000	Bausch Health Companies, Inc.	6.25%	^	02/15/2029	1,047,150
1,315,000	Bausch Health Companies, Inc.	5.25%	^	01/30/2030	1,249,079
2,045,000	Beacon Roofing Supply, Inc.	4.88%	^	11/01/2025	1,830,623
820,000	Beacon Roofing Supply, Inc.	4.50%	^	11/15/2026	807,175
21,165,000	Becton Dickinson and Company	2.89%		06/06/2022	21,907,395
15,215,000	Boston Properties LP	3.40%		06/21/2029	16,806,846
125,000	Boxer Parent Company, Inc.	7.13%	^	10/02/2025	131,522
2,065,000	Boyd Gaming Corporation	4.75%	^	12/01/2027	1,776,602
3,465,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,642,217
160,000	Brink’s Company	5.50%	^	07/15/2025	163,365
12,260,000	Bristol-Myers Squibb Company	4.35%	^	11/15/2047	16,326,453
4,925,000	Broadcom, Inc.	3.15%	^	11/15/2025	5,235,278
11,625,000	Brooklyn Union Gas Company	4.49%	^	03/04/2049	14,478,680
599,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	614,984
1,300,000	Builders FirstSource, Inc.	5.00%	^	03/01/2030	1,225,048
7,580,000	Burlington Northern Santa Fe LLC	3.05%		02/15/2051	8,268,706
860,000	BWX Technologies, Inc.	4.13%	^	06/30/2028	861,075
1,185,000	Calpine Corporation	5.25%	^	06/01/2026	1,199,949
890,000	Calpine Corporation	4.50%	^	02/15/2028	873,695
555,000	Calpine Corporation	5.13%	^	03/15/2028	543,692
4,070,000	Campbell Soup Company	2.38%		04/24/2030	4,223,525
4,050,000	Capital One Financial Corporation (3 Month LIBOR USD + 0.72%)	1.48%		01/30/2023	3,979,170
595,000	Carnival Corporation	11.50%	^	04/01/2023	644,051
9,920,000	Carrier Global Corporation	3.38%	^	04/05/2040	9,681,927
705,000	Carvana Company	8.88%	^	10/01/2023	709,184
580,000	Castle US Holding Corporation	9.50%	^	02/15/2028	537,860
2,165,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	2,251,210
4,771,000	CCO Holdings LLC	5.75%	^	02/15/2026	4,945,356
1,255,000	CCO Holdings LLC	5.00%	^	02/01/2028	1,297,042
2,520,000	CCO Holdings LLC	4.75%	^	03/01/2030	2,582,294
1,275,000	CCO Holdings LLC	4.50%	^	08/15/2030	1,305,798
840,000	CDK Global, Inc.	5.88%		06/15/2026	874,385
1,830,000	Cedar Fair LP	5.25%	^	07/15/2029	1,657,632
1,165,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	819,746
1,580,000	Centene Corporation	4.25%		12/15/2027	1,634,075
1,165,000	Century Communities, Inc.	6.75%		06/01/2027	1,174,209
1,305,000	CenturyLink, Inc.	5.13%	^	12/15/2026	1,303,767
1,170,000	CenturyLink, Inc.	4.00%	^	02/15/2027	1,135,152
1,645,000	CFX Escrow Corporation	6.38%	^	02/15/2026	1,721,599
1,230,000	Charles River Laboratories International, Inc.	4.25%	^	05/01/2028	1,231,451
14,165,000	Charles Schwab Corporation	3.55%		02/01/2024	15,546,538
12,776,000	Charter Communications Operating LLC	4.91%		07/23/2025	14,660,183
2,670,000	Cheniere Energy Partners LP	5.25%		10/01/2025	2,663,859
390,000	Cheniere Energy Partners LP	5.63%		10/01/2026	387,356
5,640,000	Cigna Corporation	4.90%		12/15/2048	7,467,456
7,655,000	Cigna Corporation (3 Month LIBOR USD + 0.89%)	2.11%		07/15/2023	7,697,097
1,765,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	1,805,798
23,400,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	1.49%		05/17/2024	23,428,834
2,140,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	2,202,467
460,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	478,444
1,284,000	Clear Channel Worldwide Holdings, Inc.	9.25%		02/15/2024	1,194,422
1,265,000	Clearway Energy Operating LLC	4.75%	^	03/15/2028	1,291,413
1,710,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	1,579,288
13,505,000	Comcast Corporation	3.95%		10/15/2025	15,486,930
7,085,000	Comcast Corporation	3.40%		04/01/2030	8,084,562
3,895,000	Constellation Brands, Inc.	3.15%		08/01/2029	4,183,676
815,000	Constellation Brands, Inc.	2.88%		05/01/2030	865,518
1,380,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	1,109,030
6,377,000	Corning, Inc.	4.38%		11/15/2057	7,372,734
2,595,000	Costco Wholesale Corporation	1.75%		04/20/2032	2,644,031
1,810,000	CRC Issuer LLC	5.25%	^	10/15/2025	1,577,433
1,945,000	Credit Acceptance Corporation	6.63%		03/15/2026	1,961,387
12,420,000	Crown Castle International Corporation	3.65%		09/01/2027	13,854,617
815,000	Crown Castle International Corporation	3.80%		02/15/2028	917,077
2,940,000	CSC Holdings LLC	5.75%	^	01/15/2030	3,074,931
2,325,000	CSI Compressco LP	7.50%	^	04/01/2025	1,984,725
15,465,000	CSX Corporation	3.80%		11/01/2046	17,585,799
5,420,000	CVS Health Corporation	5.05%		03/25/2048	7,061,700
2,200,000	Dana Financing Ltd.	5.75%	^	04/15/2025	2,241,019
410,000	Dana, Inc.	5.38%		11/15/2027	407,950
965,000	Dana, Inc.	5.63%		06/15/2028	960,358
785,000	DaVita, Inc.	4.63%	^	06/01/2030	781,173
575,000	Dealer Tire LLC	8.00%	^	02/01/2028	534,031
460,000	Delta Air Lines, Inc.	7.00%	^	05/01/2025	475,327
1,565,000	Diamond Sports Group LLC	5.38%	^	08/15/2026	1,142,325
3,690,000	Diamondback Energy, Inc.	2.88%		12/01/2024	3,699,836
3,500,000	Digital Realty Trust	3.70%		08/15/2027	3,994,578
3,000,000	Digital Realty Trust	3.60%		07/01/2029	3,446,150
17,835,000	Discover Financial Services	4.10%		02/09/2027	19,506,772
1,330,000	DISH DBS Corporation	5.88%		11/15/2024	1,324,394
890,000	Dollar Tree, Inc.	4.00%		05/15/2025	1,002,819
4,400,000	DTE Energy Company	2.95%		03/01/2030	4,599,366
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	4,100,640
7,615,000	Duke Energy Corporation	3.95%		08/15/2047	8,920,929
11,590,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	14,197,612
940,000	Dun & Bradstreet Corporation	6.88%	^	08/15/2026	998,604
670,000	Dun & Bradstreet Corporation	10.25%	^	02/15/2027	745,251
5,315,000	DuPont de Nemours, Inc.	5.42%		11/15/2048	7,060,080
2,380,000	DXC Technology Company	4.00%		04/15/2023	2,499,505
5,230,000	DXC Technology Company	4.13%		04/15/2025	5,574,431
8,228,000	East Ohio Gas Company	3.00%	^	06/15/2050	8,254,869
1,180,000	EES Finance Corporation	8.13%		05/01/2025	980,751
1,710,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	1,784,633
1,425,000	Eldorado Resorts, Inc.	6.25%	^	07/01/2025	1,417,447
17,075,000	Eli Lilly and Company	2.25%		05/15/2050	16,423,323
1,256,000	Embarq Corporation	8.00%		06/01/2036	1,413,276
5,525,000	Enable Midstream Partners LP	4.40%		03/15/2027	5,097,738
620,000	Encompass Health Corporation	4.50%		02/01/2028	595,702
215,000	Encompass Health Corporation	4.75%		02/01/2030	205,688
790,000	Endeavor Energy Resources LP	6.63%	^	07/15/2025	798,153
500,000	Endo Finance LLC	6.00%	^	07/15/2023	376,557
2,310,000	Energizer Holdings, Inc.	7.75%	^	01/15/2027	2,468,431
13,325,000	Energy Transfer Operating LP	4.75%		01/15/2026	14,562,783
1,250,000	Energy Transfer Operating LP	4.20%		04/15/2027	1,309,677
3,785,000	Entergy Corporation	2.80%		06/15/2030	3,994,665
880,000	Envision Healthcare Corporation	8.75%	^	10/15/2026	421,133
2,445,000	EOG Resources, Inc.	4.38%		04/15/2030	2,916,287
425,000	EQM Midstream Partners LP	6.50%	^	07/01/2027	436,403
1,095,000	EQT Corporation	6.13%		02/01/2025	1,093,095
2,555,000	Equinix, Inc.	1.80%		07/15/2027	2,570,407
2,151,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	2,084,265
7,850,000	Essential Utilities, Inc.	2.70%		04/15/2030	8,222,803
3,954,000	Exelon Corporation	3.40%		04/15/2026	4,406,568
7,820,000	Expedia Group, Inc.	3.80%		02/15/2028	7,519,453
755,000	Extraction Oil & Gas, Inc.	5.63%	^Ω	02/01/2026	148,025
5,840,000	Exxon Mobil Corporation	2.61%		10/15/2030	6,239,768
3,695,000	Exxon Mobil Corporation	4.23%		03/19/2040	4,480,944
7,447,000	FedEx Corporation	4.75%		11/15/2045	8,220,500
1,520,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	1,614,719
1,560,000	Financial & Risk US Holdings, Inc.	8.25%	^	11/15/2026	1,691,017
2,165,000	FirstEnergy Corporation	2.25%		09/01/2030	2,174,158
2,125,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	2,057,244
605,000	Ford Motor Company	9.00%		04/22/2025	655,291
1,535,000	Ford Motor Company	7.45%		07/16/2031	1,621,459
2,700,000	Ford Motor Credit Company LLC	5.75%		02/01/2021	2,722,761
2,800,000	Ford Motor Credit Company LLC	4.25%		09/20/2022	2,755,088
2,900,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	2,753,651
2,220,000	Foresight Energy LLC	11.50%	^Ω	04/01/2023	8,325
1,535,000	Front Range BidCo, Inc.	4.00%	^	03/01/2027	1,459,447
720,000	Front Range BidCo, Inc.	6.13%	^	03/01/2028	701,438
2,535,000	Frontdoor, Inc.	6.75%	^	08/15/2026	2,702,462
525,000	Frontier Communications Corporation	8.50%	Ω	04/15/2021	167,843
945,000	Frontier Communications Corporation	7.13%	Ω	01/15/2023	282,909
765,000	Frontier Communications Corporation	8.50%	^	04/01/2026	724,073
1,335,000	Frontier Communications Corporation	8.00%	^	04/01/2027	1,357,268
1,068,000	FTS International, Inc.	6.25%		05/01/2022	352,440
1,455,000	Gates Global LLC	6.25%	^	01/15/2026	1,443,476
6,426,000	General Electric Company	5.88%		01/14/2038	7,197,156
6,205,000	General Motors Financial Company	3.95%		04/13/2024	6,422,319
4,265,000	General Motors Financial Company (3 Month LIBOR USD + 0.80%)	1.27%		08/07/2020	4,264,070
13,645,000	General Motors Financial Company (3 Month LIBOR USD + 0.99%)	2.36%		01/05/2023	13,157,211
3,440,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	3,586,561
13,980,000	Georgia Power Company	2.20%		09/15/2024	14,681,756
1,720,000	Global Aircraft Leasing Company (PIK 7.25%)	6.50%	^	09/15/2024	1,156,700
1,035,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	955,269
2,445,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	1,760,400
500,000	Golden Nugget, Inc.	8.75%	^	10/01/2025	284,058
19,888,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	1.56%		05/15/2026	19,753,816
860,000	Gray Television, Inc.	5.13%	^	10/15/2024	862,240
1,510,000	Gray Television, Inc.	7.00%	^	05/15/2027	1,551,752
1,295,000	Griffon Corporation	5.75%		03/01/2028	1,282,050
1,090,000	GTT Communications, Inc.	7.88%	^	12/31/2024	575,656
1,695,000	Gulfport Energy Corporation	6.38%		05/15/2025	851,653
8,305,000	Halliburton Company	2.92%		03/01/2030	7,892,859
14,067,000	Hasbro, Inc.	3.50%		09/15/2027	14,615,951
3,225,000	HCA, Inc.	5.38%		09/01/2026	3,519,120
5,240,000	HCA, Inc.	4.13%		06/15/2029	5,785,350
1,805,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20%	^	06/01/2050	1,847,743
1,540,000	Hess Midstream Operations LP	5.63%	^	02/15/2026	1,527,326
1,975,000	Hess Midstream Operations LP	5.13%	^	06/15/2028	1,902,636
985,000	Hexion, Inc.	7.88%	^	07/15/2027	898,842
1,797,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	1,448,490
440,000	Hillman Group, Inc.	6.38%	^	07/15/2022	407,653
975,000	Hill-Rom Holdings, Inc.	4.38%	^	09/15/2027	1,001,018
80,000	Hilton Domestic Operating Company, Inc.	5.38%	^	05/01/2025	80,050
90,000	Hilton Domestic Operating Company, Inc.	5.75%	^	05/01/2028	91,294
5,830,000	Home Depot, Inc.	3.90%		06/15/2047	7,141,911
2,410,000	Horizon Pharma USA, Inc.	5.50%	^	08/01/2027	2,511,365
14,325,000	Hyundai Capital America	2.65%	^	02/10/2025	14,415,526
1,890,000	IAA, Inc.	5.50%	^	06/15/2027	1,958,220
2,405,000	Icahn Enterprises LP	6.25%		05/15/2026	2,413,947
1,300,000	Icahn Enterprises LP	5.25%		05/15/2027	1,258,563
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	211,183
1,000,000	iHeartCommunications, Inc.	5.25%	^	08/15/2027	959,190
1,115,000	Illuminate Buyer LLC	9.00%	^	07/01/2028	1,165,175
875,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	816,511
1,435,000	Installed Building Products, Inc.	5.75%	^	02/01/2028	1,440,109
2,045,000	IQVIA, Inc.	5.00%	^	05/15/2027	2,096,575
864,000	IRB Holding Corporation	7.00%	^	06/15/2025	890,460
2,054,000	IRB Holding Corporation	6.75%	^	02/15/2026	1,968,882
1,740,000	Iron Mountain, Inc.	4.88%	^	09/15/2029	1,693,890
1,000,000	iStar, Inc.	4.75%		10/01/2024	935,730
625,000	Jaguar Holding Company	5.00%	^	06/15/2028	641,016
430,000	JBS Finance, Inc.	5.88%	^	07/15/2024	436,585
275,000	JBS Finance, Inc.	5.75%	^	06/15/2025	279,125
1,140,000	JBS Finance, Inc.	6.50%	^	04/15/2029	1,212,458
600,000	JBS Finance, Inc.	5.50%	^	01/15/2030	616,014
2,160,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	2,081,473
6,555,000	John Deere Capital Corporation	3.45%		01/10/2024	7,199,412
9,885,000	JP Morgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	10,462,383
2,465,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	2,434,446
1,930,000	Keurig Dr Pepper, Inc.	3.80%		05/01/2050	2,211,848
10,619,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	14,089,749
1,224,000	Kraft Heinz Foods Company	3.95%		07/15/2025	1,308,687
1,445,000	Kraft Heinz Foods Company	5.00%		07/15/2035	1,591,102
4,000,000	Kraft Heinz Foods Company	5.20%		07/15/2045	4,342,583
1,525,000	Kraton Polymers LLC	7.00%	^	04/15/2025	1,537,978
1,475,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	1,535,689
15,245,000	Kroger Company	3.40%		04/15/2022	15,895,200
6,585,000	Lam Research Corporation	2.88%		06/15/2050	6,825,173
1,525,000	Level 3 Financing, Inc.	4.63%	^	09/15/2027	1,540,776
790,000	LifePoint Health, Inc.	6.75%	^	04/15/2025	817,650
1,320,000	LifePoint Health, Inc.	4.38%	^	02/15/2027	1,250,700
1,480,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	1,447,610
2,990,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	2,731,544
650,000	Live Nation Entertainment, Inc.	6.50%	^	05/15/2027	670,719
10,312,000	Lockheed Martin Corporation	4.70%		05/15/2046	14,099,476
2,240,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	1,861,765
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,231,141
12,569,000	Marathon Petroleum Corporation	5.13%		12/15/2026	14,474,087
1,925,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	1,942,749
13,510,000	Marvell Technology Group Ltd.	4.20%		06/22/2023	14,533,100
2,250,000	Masonite International Corporation	5.75%	^	09/15/2026	2,325,510
1,085,000	Match Group, Inc.	5.00%	^	12/15/2027	1,132,859
590,000	Match Group, Inc.	4.63%	^	06/01/2028	599,160
1,520,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	1,422,500
3,590,000	McDonald’s Corporation	3.60%		07/01/2030	4,137,713
7,020,000	McDonald’s Corporation	4.45%		03/01/2047	8,553,020
13,650,000	Merck & Company, Inc.	3.40%		03/07/2029	15,758,248
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	55,997
1,710,000	MGM Growth Properties Operating Partnership LP	5.75%		02/01/2027	1,755,426
1,495,000	MGM Resorts International	6.75%		05/01/2025	1,486,710
755,000	MGM Resorts International	5.75%		06/15/2025	748,873
6,665,000	Micron Technology, Inc.	2.50%		04/24/2023	6,927,034
1,675,000	Mileage Plus Holdings LLC	6.50%	^	06/20/2027	1,683,375
465,000	Molina Healthcare, Inc.	4.38%	^	06/15/2028	467,034
1,975,000	Mondelez International, Inc.	2.13%		04/13/2023	2,046,916
4,610,000	Mondelez International, Inc.	1.50%		05/04/2025	4,703,627
6,255,000	Monongahela Power Company	5.40%	^	12/15/2043	8,757,088
14,609,000	Morgan Stanley (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	16,450,386
1,272,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	640,528
1,735,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	1,620,030
1,250,000	MPLX LP	4.00%		03/15/2028	1,317,842
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,834,037
380,000	MSCI, Inc.	3.63%	^	09/01/2030	378,754
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	963,326
1,020,000	Nabors Industries Ltd.	7.25%	^	01/15/2026	629,850
3,675,000	National Retail Properties, Inc.	2.50%		04/15/2030	3,517,926
235,000	Nationstar Mortgage Holdings, Inc.	6.00%	^	01/15/2027	223,654
2,795,000	Navient Corporation	6.50%		06/15/2022	2,754,822
955,000	Navient Corporation	5.00%		03/15/2027	804,296
1,935,000	NCL Corporation	3.63%	^	12/15/2024	1,190,025
4,000,000	NetApp, Inc.	1.88%		06/22/2025	4,056,733
860,000	Netflix, Inc.	5.88%		02/15/2025	958,724
765,000	Netflix, Inc.	5.38%	^	11/15/2029	841,286
550,000	Netflix, Inc.	4.88%	^	06/15/2030	589,083
590,000	Newell Brands, Inc.	4.88%		06/01/2025	619,001
1,025,000	Nexstar Broadcasting, Inc.	5.63%	^	07/15/2027	1,027,593
7,092,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	8,051,743
3,500,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	3,603,256
175,000	NFP Corporation	7.00%	^	05/15/2025	184,516
3,207,000	NFP Corporation	6.88%	^	07/15/2025	3,087,459
840,000	NGL Energy Partners LP	7.50%		04/15/2026	640,366
3,865,000	NiSource, Inc.	3.60%		05/01/2030	4,425,180
365,000	Nordstrom, Inc.	8.75%	^	05/15/2025	393,115
8,815,000	Northrop Grumman Corporation	5.15%		05/01/2040	11,769,546
775,000	Novelis Corporation	4.75%	^	01/30/2030	742,047
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,619,830
1,610,000	Oasis Petroleum, Inc.	6.88%	Ω	03/15/2022	270,681
1,055,000	Oasis Petroleum, Inc.	6.25%	^Ω	05/01/2026	177,404
1,305,000	Occidental Petroleum Corporation	4.10%		02/01/2021	1,316,745
1,425,000	Occidental Petroleum Corporation	2.70%		08/15/2022	1,329,233
820,000	Occidental Petroleum Corporation	8.00%		07/15/2025	825,125
2,480,000	Occidental Petroleum Corporation	3.50%		08/15/2029	1,825,032
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	161,280
15,668,000	Oncor Electric Delivery Company LLC	3.10%		09/15/2049	17,299,041
4,060,000	ONEOK, Inc.	3.40%		09/01/2029	3,963,657
265,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	234,166
9,455,000	ORACLE Corporation	3.85%		04/01/2060	11,122,461
230,000	Ortho Clinical Diagnostics, Inc.	7.38%	^	06/01/2025	234,169
1,275,000	Ortho-Clinical Diagnostics Inc.	7.25%	^	02/01/2028	1,299,200
7,645,000	Owens Corning	4.40%		01/30/2048	7,980,046
6,235,000	Packaging Corporation of America	3.40%		12/15/2027	6,876,428
1,445,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	1,496,543
745,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	750,569
2,520,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	2,183,215
1,985,000	Parsley Energy LLC	5.63%	^	10/15/2027	1,959,820
775,000	PBF Holding LLC	6.00%	^	02/15/2028	645,188
1,260,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	822,938
2,085,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	1,952,477
6,620,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	7,153,588
1,915,000	Performance Food Group, Inc.	5.50%	^	10/15/2027	1,851,479
1,018,000	PetSmart, Inc.	5.88%	^	06/01/2025	1,023,706
650,000	PG&E Corporation	5.00%		07/01/2028	649,188
1,435,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	1,438,609
7,635,000	Pinnacle West Capital Corporation	1.30%		06/15/2025	7,754,852
1,670,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	1,474,802
1,660,000	Polaris Intermediate Corporation	9.88%	^	05/01/2024	1,407,024
430,000	Post Holdings, Inc.	5.50%	^	12/15/2029	445,398
1,785,000	Post Holdings, Inc.	4.63%	^	04/15/2030	1,754,923
1,095,000	Prime Security Services Borrower LLC	6.25%	^	01/15/2028	1,034,436
7,705,000	Prudential Financial, Inc.	3.91%		12/07/2047	8,770,997
10,235,000	PSEG Power LLC	3.85%		06/01/2023	11,060,426
10,640,000	Public Storage	3.39%		05/01/2029	12,296,473
1,280,000	QEP Resources, Inc.	5.25%		05/01/2023	848,800
1,175,000	QEP Resources, Inc.	5.63%		03/01/2026	749,832
380,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	386,135
1,695,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	1,693,059
1,520,000	Radiology Partners, Inc.	9.25%	^	02/01/2028	1,436,400
640,000	Realogy Group LLC	7.63%	^	06/15/2025	640,000
2,150,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	2,108,408
1,023,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	626,588
6,428,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	7,196,944
435,000	Sabre Global, Inc.	9.25%	^	04/15/2025	460,284
1,580,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	1,621,175
590,000	Science Applications International Corporation	4.88%	^	04/01/2028	589,162
1,820,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	1,686,740
735,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	653,566
1,450,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	1,496,262
1,145,000	Scripps Escrow, Inc.	5.88%	^	07/15/2027	1,086,823
2,895,000	Select Medical Corporation	6.25%	^	08/15/2026	2,933,156
2,022,000	Silgan Holdings, Inc.	4.13%	^	02/01/2028	2,009,363
1,722,000	Simon Property Group LP	2.45%		09/13/2029	1,708,928
1,395,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	1,445,074
1,100,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	1,166,033
690,000	Sirius XM Radio, Inc.	4.13%	^	07/01/2030	683,245
2,520,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	2,260,138
840,000	Six Flags Theme Parks, Inc.	7.00%	^	07/01/2025	872,025
14,091,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	14,415,075
2,535,000	Southwest Airlines Company	4.75%		05/04/2023	2,619,282
1,230,000	Spectrum Brands, Inc.	5.00%	^	10/01/2029	1,219,004
850,000	Springleaf Finance Corporation	6.88%		03/15/2025	874,015
280,000	Springleaf Finance Corporation	7.13%		03/15/2026	290,149
390,000	Springleaf Finance Corporation	6.63%		01/15/2028	386,759
825,000	Springleaf Finance Corporation	5.38%		11/15/2029	780,615
3,965,000	Sprint Capital Corporation	6.88%		11/15/2028	4,843,049
1,175,000	Staples, Inc.	7.50%	^	04/15/2026	925,753
500,000	Staples, Inc.	10.75%	^	04/15/2027	306,103
1,745,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	1,829,737
2,908,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	2,466,900
1,910,000	Sunoco LP	5.50%		02/15/2026	1,859,500
1,010,000	Sunoco LP	6.00%		04/15/2027	1,002,203
15,110,000	Synchrony Financial	3.95%		12/01/2027	15,800,999
8,910,000	Sysco Corporation	3.30%		02/15/2050	8,348,003
1,095,000	Talen Energy Supply LLC	6.63%	^	01/15/2028	1,074,945
1,990,000	Targa Resources Partners Finance Corporation	5.88%		04/15/2026	1,974,757
800,000	Targa Resources Partners Finance Corporation	6.50%		07/15/2027	804,000
14,277,000	Target Corporation	3.38%		04/15/2029	16,519,882
3,600,000	Tempo Acquisition LLC	6.75%	^	06/01/2025	3,656,214
3,115,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	3,153,361
1,760,000	Tenet Healthcare Corporation	7.00%		08/01/2025	1,729,543
1,800,000	Tenet Healthcare Corporation	4.88%	^	01/01/2026	1,765,764
1,930,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	1,921,547
750,000	Tenet Healthcare Corporation	5.13%	^	11/01/2027	742,200
1,940,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	1,955,743
520,000	Terrier Media Buyer, Inc.	8.88%	^	12/15/2027	499,850
3,715,000	Texas Instruments, Inc.	1.75%		05/04/2030	3,779,024
12,150,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	13,409,378
2,525,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	2,566,296
1,600,000	The William Carter Company	5.63%	^	03/15/2027	1,652,648
3,310,000	T-Mobile USA, Inc.	3.50%	^	04/15/2025	3,614,172
1,640,000	T-Mobile USA, Inc.	1.50%	^	02/15/2026	1,643,985
340,000	TransDigm, Inc.	8.00%	^	12/15/2025	358,824
2,205,000	TransDigm, Inc.	6.25%	^	03/15/2026	2,207,426
1,365,000	TransDigm, Inc.	6.38%		06/15/2026	1,250,012
1,190,000	TransDigm, Inc.	5.50%		11/15/2027	1,042,101
2,120,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	1,833,800
1,391,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	1,286,675
1,045,000	Transocean, Inc.	8.00%	^	02/01/2027	591,731
1,320,000	Trident TPI Holdings, Inc.	6.63%	^	11/01/2025	1,258,811
495,000	Triumph Group, Inc.	6.25%	^	09/15/2024	421,730
992,000	Triumph Group, Inc.	7.75%		08/15/2025	750,200
2,240,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	2,135,974
1,265,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	1,289,035
700,000	Uber Technologies, Inc.	7.50%	^	09/15/2027	701,607
1,185,000	United Rentals North America, Inc.	6.50%		12/15/2026	1,246,502
300,000	United Rentals North America, Inc.	5.25%		01/15/2030	310,445
1,270,000	United Rentals North America, Inc.	4.00%		07/15/2030	1,229,951
510,000	Univision Communications, Inc.	5.13%	^	05/15/2023	516,214
1,185,000	Univision Communications, Inc.	6.63%	^	06/01/2027	1,136,119
4,490,000	Upjohn, Inc.	1.65%	^	06/22/2025	4,582,721
130,000	US Foods, Inc.	6.25%	^	04/15/2025	132,844
3,040,000	USA Compression Partners LP	6.88%		09/01/2027	2,892,530
1,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	1,132,672
14,757,000	Verizon Communications, Inc.	4.40%		11/01/2034	18,356,759
2,365,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	2,554,969
1,300,000	Vertical Newco, Inc.	5.25%	^	07/15/2027	1,300,000
1,175,000	ViaSat, Inc.	6.50%	^	07/15/2028	1,178,184
220,000	VICI Properties LP	3.75%	^	02/15/2027	207,178
1,110,000	VICI Properties LP	4.13%	^	08/15/2030	1,060,400
440,000	Viking Cruises Ltd.	13.00%	^	05/15/2025	466,125
3,150,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	1,882,708
600,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	366,000
1,215,000	Viper Energy Partners LP	5.38%	^	11/01/2027	1,193,871
1,320,000	Vizient, Inc.	6.25%	^	05/15/2027	1,387,399
7,430,000	Volkswagen Group of America Finance LLC	4.25%	^	11/13/2023	8,139,726
1,915,000	Wand Merger Corporation	8.13%	^	07/15/2023	1,970,162
12,915,000	Waste Management, Inc.	4.00%		07/15/2039	13,346,108
1,255,000	Waste Pro, Inc.	5.50%	^	02/15/2026	1,201,531
68,000	Weatherford International Ltd.	11.00%	^	12/01/2024	47,600
6,905,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	7,491,131
5,900,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	2.88%		10/30/2030	6,310,414
13,505,000	Welltower, Inc.	3.95%		09/01/2023	14,556,087
1,625,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	1,577,249
1,340,000	Western Midstream Operating LP	3.10%		02/01/2025	1,272,705
1,400,000	Western Midstream Operating LP	4.05%		02/01/2030	1,352,715
725,000	WeWork Cos, Inc.	7.88%	^	05/01/2025	353,883
2,430,000	Whiting Petroleum Corporation	6.63%	Ω	01/15/2026	435,638
13,740,000	Willis North America, Inc.	4.50%		09/15/2028	16,049,731
1,050,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	693,000
1,430,000	WPX Energy, Inc.	5.25%		10/15/2027	1,338,305
1,045,000	WPX Energy, Inc.	5.88%		06/15/2028	1,003,200
805,000	WPX Energy, Inc.	4.50%		01/15/2030	712,872
13,095,000	WRKCo, Inc.	3.75%		03/15/2025	14,532,815
7,630,000	Xilinx, Inc.	2.38%		06/01/2030	7,876,570
610,000	Yum! Brands, Inc.	7.75%	^	04/01/2025	659,181
1,245,000	Yum! Brands, Inc.	4.75%	^	01/15/2030	1,267,055

Total US Corporate Bonds (Cost $1,587,366,661)					1,668,766,572

US Government and Agency Mortgage Backed Obligations - 16.9%
30,000,000	Federal Home Loan Mortgage Corporation, Pool SD8089	2.50%		07/01/2050	31,299,757
518,673	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	595,667
278,239	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	319,232
12,297,800	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	13,183,645
8,723,917	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	9,285,337
8,208,150	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	8,700,945
34,168,879	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	36,212,586
1,944,987	Federal Home Loan Mortgage Corporation, Pool G08737	3.00%		12/01/2046	2,056,464
37,629,562	Federal Home Loan Mortgage Corporation, Pool G61645	4.00%		10/01/2048	39,898,219
1,683,553	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	1,916,264
8,255,194	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	9,030,666
45,482,902	Federal Home Loan Mortgage Corporation, Pool RB5022	3.00%		11/01/2039	47,951,212
8,948,082	Federal Home Loan Mortgage Corporation, Pool RC1060	2.50%		09/01/2034	9,518,580
15,320,378	Federal Home Loan Mortgage Corporation, Pool SB0048	3.00%		08/01/2034	16,177,045
3,791,546	Federal Home Loan Mortgage Corporation, Pool SB8031	2.50%		02/01/2035	3,973,688
45,924,716	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	48,502,247
2,677,918	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	2,793,802
525,836	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	573,319
11,609,517	Federal Home Loan Mortgage Corporation, Pool V83144	4.00%		04/01/2047	12,387,038
30,329,502	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	32,109,425
55,523	Federal Home Loan Mortgage Corporation, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	12.92%	I/F	07/15/2033	75,772
1,577,585	Federal Home Loan Mortgage Corporation, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	9.68%	I/F	12/15/2033	2,045,140
74,053	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	83,209
160,415	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/F I/O	07/15/2035	33,554
72,660	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.55%	I/F I/O	10/15/2035	13,640
247,751	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	284,861
23,501	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	25,024
298,152	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	342,487
88,462	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.90%	I/F I/O	02/15/2037	15,089
264,278	Federal Home Loan Mortgage Corporation, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	11/15/2037	40,716
296,711	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	6.21%	I/F I/O	11/15/2037	33,501
377,065	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.00%	I/F I/O	02/15/2038	51,183
34,017	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/F I/O	03/15/2038	4,203
34,017	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/F I/O	03/15/2038	4,653
112,980	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.55%	I/O	06/15/2038	121,467
15,831,712	Federal Home Loan Mortgage Corporation, Series 355-300	3.00%		08/15/2047	17,098,940
111,191	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.77%	I/F I/O	08/15/2039	14,519
161,151	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	10/15/2049	30,667
51,347,720	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	54,699,637
203,195	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.17%	I/F I/O	03/15/2032	34,350
841,976	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	977,778
300,375	Federal Home Loan Mortgage Corporation, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.59%	I/F I/O	05/15/2040	60,387
215,285	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	247,527
2,359,074	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,677,140
1,365,584	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,482,679
469,310	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.13%	I/F	01/15/2041	523,181
4,906,417	Federal Home Loan Mortgage Corporation, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	9.49%	I/F	01/15/2041	7,102,185
2,173,256	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,340,832
52,467	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	9.23%	I/F	12/15/2040	59,276
842,045	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	977,189
894,685	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	962,423
1,657,857	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	1,882,315
910,020	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	1,061,579
2,836,679	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,071,950
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.65%	I/F	02/15/2041	428,632
1,379,921	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	1,575,008
7,320,637	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	7,967,239
3,214,843	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,789,686
24,047,137	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%	>	09/15/2041	28,242,711
3,359,320	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	3,667,009
9,824,043	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%	>	08/15/2042	10,641,656
30,477,958	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	32,013,333
4,568,425	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.72%	I/F I/O	01/15/2054	947,951
19,762,832	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%	>	05/15/2044	20,755,340
8,229,730	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	8,368,916
6,882,768	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	7,083,535
14,585,661	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%	>	11/15/2044	15,476,655
12,119,369	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%	>	12/15/2044	12,850,804
10,620,075	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	11,276,088
16,110,905	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	16,735,190
25,971,755	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	27,481,036
14,503,817	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	15,002,056
5,070,958	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	5,117,654
40,643,769	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	42,739,764
62,237,818	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	64,554,783
46,960,706	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	49,021,887
2,692,625	Federal Home Loan Mortgage Corporation, Series 4951-EA	2.50%		09/15/2044	2,830,461
330,698	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	385,256
101,033	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	115,743
87,027	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	99,959
708,334	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	813,505
352,917	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	405,194
506,537	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	581,594
106,479	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	118,518
594,811	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	682,754
565,559	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	609,282
37,624	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	39,763
21,582	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	23,466
886,162	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	954,199
21,147,642	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	22,483,863
10,453,556	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	11,432,873
404,903	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	440,220
290,369	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	315,936
9,643	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	10,326
9,121,129	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	9,494,029
6,783,986	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	7,079,373
11,607,185	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	12,371,202
2,417,584	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	2,573,859
33,645,494	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	35,084,943
7,803,798	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	8,267,057
19,635,796	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	21,163,182
18,158,927	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	19,236,868
4,800,000	Federal National Mortgage Association, Pool BL3973	2.32%		10/01/2031	5,250,749
3,060,000	Federal National Mortgage Association, Pool BL4357	2.31%		10/01/2029	3,318,279
12,425,000	Federal National Mortgage Association, Pool BL4409	2.39%		10/01/2031	13,689,346
15,640,000	Federal National Mortgage Association, Pool BL4419	2.14%		10/01/2029	16,838,428
39,950,000	Federal National Mortgage Association, Pool BL4421	2.14%		10/01/2029	43,011,202
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%		10/01/2029	27,962,126
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%		10/01/2029	30,906,698
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%		11/01/2029	35,746,173
49,345,000	Federal National Mortgage Association, Pool BL5156	2.37%		12/01/2029	53,978,911
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%		01/01/2030	19,701,231
5,837,200	Federal National Mortgage Association, Pool BM4094	3.00%		03/01/2043	6,252,419
27,995,043	Federal National Mortgage Association, Pool BM6089	3.50%		12/01/2044	30,262,990
14,380,238	Federal National Mortgage Association, Pool BN7712	2.50%		08/01/2034	15,268,378
22,466,436	Federal National Mortgage Association, Pool CA3903	3.00%		07/01/2034	23,769,577
13,800,112	Federal National Mortgage Association, Pool CA4508	2.50%		11/01/2034	14,663,142
29,429,166	Federal National Mortgage Association, Pool FM1000	3.00%		04/01/2047	31,149,033
9,197,302	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	9,561,449
17,962,499	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	18,654,792
7,289,716	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	7,570,464
29,473,758	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	31,147,562
11,612,754	Federal National Mortgage Association, Pool MA3681	3.00%		06/01/2034	12,205,685
40,916,482	Federal National Mortgage Association, Pool MA3867	2.50%		12/01/2039	42,691,217
216,863	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	249,089
1,678,986	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	1,926,587
304,137	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.40%	I/F I/O	10/25/2036	69,995
128,522	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	07/25/2036	22,158
92,076	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	05/25/2037	14,267
1,240,497	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	28.97%	I/F	04/25/2037	2,160,493
482,346	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.26%	I/F I/O	04/25/2037	108,868
83,153	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	90,615
40,056	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	07/25/2038	5,837
434,234	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	495,949
12,583	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	01/25/2040	1,997
55,015	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	60,217
49,644	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.77%	I/F I/O	07/25/2039	8,769
155,786	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	08/25/2039	19,722
901,487	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	979,925
230,952	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	250,586
84,258	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	89,340
346,672	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	358,749
209,372	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.32%	I/F I/O	10/25/2040	27,375
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.48%	I/F	12/25/2040	46,827
39,987	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	04/25/2040	3,136
64,753	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.75%	I/F I/O	04/25/2040	8,265
156,427	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.17%	I/F I/O	04/25/2050	27,179
23,062	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	04/25/2040	3,804
1,590,844	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	1,699,300
32,934	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	03/25/2039	820
195,370	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	01/25/2040	32,391
607,115	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	689,790
169,754	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	195,597
223,415	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	255,201
96,643	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	08/25/2040	13,314
55,365	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.14%	I/F	09/25/2040	101,244
4,564,106	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	4,936,328
9,779,117	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	10,404,880
887,657	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	924,924
809,010	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	867,489
847,986	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	947,683
26,587,234	Federal National Mortgage Association, Series 2013-45-LZ	3.00%	>	05/25/2043	28,135,919
34,139,695	Federal National Mortgage Association, Series 2013-6-ZB	3.00%	>	02/25/2043	35,785,501
5,938,466	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	6,064,664
27,354,588	Federal National Mortgage Association, Series 2014-70-VZ	3.00%	>	11/25/2044	29,200,881
9,156,593	Federal National Mortgage Association, Series 2014-73-CZ	3.00%	>	11/25/2044	9,939,082
16,790,091	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	17,991,136
7,199,469	Federal National Mortgage Association, Series 2016-55-EA	1.75%		07/25/2043	7,350,291
5,225,856	Federal National Mortgage Association, Series 2017-46-ZL	3.50%	>	06/25/2057	5,997,444
2,806,292	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	2,942,147
44,241,583	Federal National Mortgage Association, Series 2018-21-IO	3.00%	I/O	04/25/2048	3,314,004
69,606,724	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	65,608,096
41,311,780	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	43,296,803
32,134,887	Federal National Mortgage Association, Series 2018-35-IO	3.00%	I/O	05/25/2048	2,304,161
123,277,641	Federal National Mortgage Association, Series 2018-35-PO	0.00%	P/O	05/25/2048	117,332,145
40,647,116	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	42,669,196
25,398,930	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	26,887,259
10,468,500	Federal National Mortgage Association, Series 2019-67-GA	3.00%		02/25/2045	11,006,493
233,201	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.27%	I/F I/O	11/25/2039	40,578
162,997	Government National Mortgage Association, Pool 752494, Pool 752494	5.50%		09/20/2039	178,326
182,393	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.91%	I/F I/O	08/20/2033	36,009
97,661	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.86%	I/F I/O	09/20/2038	12,598
1,363,276	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,523,907
1,570,211	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	1,770,710
1,589,915	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,768,800
1,921,146	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	2,202,520
4,994,405	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.86%	I/F I/O	09/20/2040	978,192
141,083	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	160,465
3,478,897	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	3,731,142
8,585,195	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	9,584,716
8,736,608	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.96%	I/F I/O	02/20/2043	1,247,427
4,618,665	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.90%	I/F I/O	08/16/2043	829,153
20,431,560	Government National Mortgage Association, Series 2013-169-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.85%	I/F I/O	11/16/2043	4,049,958
7,101,179	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.41%	I/F I/O	07/20/2044	1,318,105
5,682,695	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.01%	I/F I/O	08/20/2044	1,052,851
4,972,358	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.01%	I/F I/O	08/20/2044	921,245

Total US Government and Agency Mortgage Backed Obligations (Cost $1,842,910,443)					1,977,245,034

US Government and Agency Obligations - 20.3%
168,600,000	United States Treasury Notes	1.75%		11/30/2021	172,396,793
125,600,000	United States Treasury Notes	0.13%		05/31/2022	125,521,500
274,900,000	United States Treasury Notes	0.25%		06/15/2023	275,501,344
110,500,000	United States Treasury Notes	2.13%		09/30/2024	119,307,627
113,800,000	United States Treasury Notes	2.25%		10/31/2024	123,648,590
69,500,000	United States Treasury Notes	2.75%		02/28/2025	77,497,929
226,200,000	United States Treasury Notes	0.25%		05/31/2025	225,934,921
104,650,000	United States Treasury Notes	3.00%		09/30/2025	119,251,945
23,100,000	United States Treasury Notes	2.63%		01/31/2026	25,996,523
87,900,000	United States Treasury Notes	2.25%		03/31/2026	97,294,313
104,600,000	United States Treasury Notes	1.63%		10/31/2026	112,387,796
193,400,000	United States Treasury Notes	0.50%		05/31/2027	193,630,419
25,350,000	United States Treasury Notes	2.25%		08/15/2027	28,478,646
107,000,000	United States Treasury Notes	2.25%		11/15/2027	120,527,558
125,700,000	United States Treasury Notes	0.63%		05/15/2030	125,336,649
62,100,000	United States Treasury Notes	1.13%		05/15/2040	61,531,154
12,650,000	United States Treasury Notes	2.75%		11/15/2042	16,208,801
68,050,000	United States Treasury Notes	3.13%		02/15/2043	92,290,154
64,050,000	United States Treasury Notes	3.63%		08/15/2043	93,576,800
71,700,000	United States Treasury Notes	2.75%		11/15/2047	93,791,162
67,000,000	United States Treasury Notes	1.25%		05/15/2050	64,340,937

Total US Government and Agency Obligations (Cost $2,230,332,555)					2,364,451,561

Affiliated Mutual Funds - 12.0%
83,809,961	DoubleLine Global Bond Fund (Class I)				873,299,791
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				470,904,557
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				59,100,000

Total Affiliated Mutual Funds (Cost $1,367,532,381)					1,403,304,348

Common Stocks - 0.0%
135,690	Frontera Energy Corporation				337,461
24,339	Tapstone Energy Holdings III LLC *Þ				3,870
9,463	Weatherford International PLC *				18,642

Total Common Stocks (Cost $12,623,486)					359,973

Warrants - 0.0%
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 *Þ				-

Total Warrants (Cost $–)					0

Short Term Investments - 1.4%
40,151,295	First American Government Obligations Fund - Class U	0.11%	◆		40,151,295
40,151,295	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	◆		40,151,295
40,151,295	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	◆		40,151,295
3,100,000	United States Treasury Bills	0.00%		11/05/2020	3,098,414
44,100,000	United States Treasury Bills	0.00%		11/27/2020	44,072,621

Total Short Term Investments (Cost $167,608,263)					167,624,920

Total Investments - 100.0% (Cost $11,477,853,342)					11,672,539,014
Liabilities in Excess of Other Assets - (0.0%)					(4,598,253)

NET ASSETS - 100.0%					$11,667,940,761

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

♦	Seven-day yield as of June 30, 2020

BRL	Brazilian Real

*	Non-income producing security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2020.

&	Unfunded or partially unfunded loan commitment. At June 30, 2020, the value of these securities amounted to $288,372 or 0.0% of net assets.

P/O	Principal only security

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2020.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

†	Perpetual Maturity

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.3%
US Government and Agency Mortgage Backed Obligations	16.9%
US Corporate Bonds	14.3%
Affiliated Mutual Funds	12.0%
Non-Agency Residential Collateralized Mortgage Obligations	9.9%
Foreign Corporate Bonds	9.5%
Non-Agency Commercial Mortgage Backed Obligations	5.8%
Bank Loans	3.5%
Collateralized Loan Obligations	2.8%
Asset Backed Obligations	2.5%
Short Term Investments	1.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Municipal Bonds	0.1%
Common Stocks	0.0	% ~
Warrants	0.0	% ~
Other Assets and Liabilities	0.0	% ~

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.3%
US Government and Agency Mortgage Backed Obligations	16.9%
Affiliated Mutual Funds	12.0%
Non-Agency Residential Collateralized Mortgage Obligations	9.9%
Non-Agency Commercial Mortgage Backed Obligations	5.9%
Banking	4.7%
Collateralized Loan Obligations	2.8%
Energy	2.6%
Asset Backed Obligations	2.5%
Utilities	2.3%
Short Term Investments	1.4%
Telecommunications	1.4%
Healthcare	1.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Technology	1.2%
Media	1.1%
Finance	1.1%
Transportation	0.9%
Pharmaceuticals	0.9%
Food Products	0.8%
Insurance	0.7%
Real Estate	0.7%
Automotive	0.7%
Electronics/Electric	0.7%
Chemicals/Plastics	0.5%
Retailers (other than Food/Drug)	0.5%
Mining	0.4%
Business Equipment and Services	0.4%
Beverage and Tobacco	0.4%
Aerospace & Defense	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Consumer Products	0.3%
Pulp & Paper	0.3%
Construction	0.3%
Building and Development (including Steel/Metals)	0.2%
Leisure	0.2%
Food/Drug Retailers	0.2%
Food Service	0.2%
Diversified Manufacturing	0.2%
Environmental Control	0.2%
Commercial Services	0.2%
Containers and Glass Products	0.2%
Chemical Products	0.1%
Municipal Bonds	0.1%
Industrial Equipment	0.1%
Financial Intermediaries	0.1%
Cosmetics/Toiletries	0.0	% ~
Conglomerates	0.0	% ~
Other Assets and Liabilities	0.0	% ~

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at June 30, 2020	Value at June 30, 2020	Change in Unrealized for the Period Ended June 30, 2020	Dividend Income Earned in the Period Ended June 30, 2020	Net Realized Gain (Loss) in the Period Ended June 30, 2020
DoubleLine Global Bond Fund (Class I)	$935,717,064	$-	$(81,000,000)	83,809,961	$873,299,792	$20,450,347	$-	$(1,867,619)
DoubleLine Infrastructure Income Fund (Class I)	436,648,648	-	-	45,674,545	470,904,557	34,255,909	3,647,363	-
DoubleLine Long Duration Total Return Bond Fund (Class I)	58,750,000	-	-	5,000,000	59,100,000	350,000	319,832	-

	$1,431,115,712	$-	$(81,000,000)	134,484,506	$1,403,304,349	$55,056,256	$3,967,195	$(1,867,619)

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.